                           As filed with the Securities and Exchange Commission.

                                                       `33 Act File No 333-79327

================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST EFFECTIVE AMENDMENT NO. 2 [X]



                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)





================================================================================
This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus.

[ ]  immediately upon filing to paragraph (b) of Rule 485


[X]  on May 1, 2000 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                 CAPTION

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY


    Individual Single Premium Immediate Fixed and Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                   The date of this prospectus is May 1, 2000.


--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------



The following investment options are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
  -  American Century VP Income & Growth
  -  American Century VP International
  -  American Century VP Value

DREYFUS
  -  Dreyfus Investment Portfolios - European Equity Portfolio
  -  The Dreyfus Socially Responsible Growth Fund, Inc.
  -  Dreyfus Stock Index Fund, Inc.


  - Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)


FEDERATED INSURANCE SERIES
  -  Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  -  VIP Equity-Income Portfolio: Service Class
  -  VIP Growth Portfolio: Service Class
  -  VIP High Income Portfolio: Service Class*
  -  VIP Overseas Portfolio: Service Class



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  -  VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
 -  VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES

  -  Capital Appreciation Portfolio: Service Shares
  -  Global Technology Portfolio: Service Shares
  -  International Growth Portfolio: Service Shares


MORGAN STANLEY

  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
  -  Emerging Markets Debt Portfolio
  -  Mid Cap Growth Portfolio


   VAN KAMPEN LIFE INVESTMENT TRUST
  -  Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
  -  Capital Appreciation Fund
  -  Government Bond Fund
  -  Money Market Fund
  -  Total Return Fund

  -  Nationwide Balanced Fund (subadviser: J.P. Morgan Investment Management
     Inc.)

  -  Nationwide Equity Income Fund (subadviser: Federated Investment Counseling)

  - Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)

  - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
  -  Nationwide Mid Cap Index Fund (subadviser: The Dreyfus Corporation)

  - Nationwide Multi Sector Bond Fund* (subadviser: Miller, Anderson & Sherrerd, LLP)
  - Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth Fund) (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC)

  -  Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)

  - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital --- Management, Inc.)

  -  Nationwide Strategic Growth Fund (subadviser: Strong Capital Management
     Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  -  AMT Guardian Portfolio
  -  AMT Mid-Cap Growth Portfolio
  -  AMT Partners Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  -  Oppenheimer Aggressive Growth Fund/VA
  -  Oppenheimer Capital Appreciation Fund/VA

  -  Oppenheimer Global Securities Fund/VA

  -  Oppenheimer Main Street Growth & Income Fund/VA

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
  -  Worldwide Emerging Markets Fund
  -  Worldwide Hard Assets Fund


THE FOLLOWING INVESTMENT OPTIONS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


NATIONWIDE SEPARATE ACCOUNT TRUST

  - Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)

WARBURG PINCUS TRUST


  -  Value Portfolio (formerly, Growth & Income Portfolio)


*Invests in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see "Appendix B").


The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.


For general information or to obtain FREE copies of the:

  -  Statement of Additional Information;

  -  prospectus, annual report or semi-annual report for any investment option;
     or

  -  required Nationwide forms,

call:         1-800-243-6295
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 01-05-P1
       COLUMBUS, OHIO 43215-2220

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America products can be found at:
                              www.bestofamerica.com

THIS ANNUITY IS NOT:
-   A BANK DEPOSIT           -  FEDERALLY
                                INSURED
-   ENDORSED BY A BANK OR    -  AVAILABLE IN
    GOVERNMENT AGENCY           EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms (or their affiliates) may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ANNUITY INCOME UNIT- An accounting unit of measure used to calculate the variable annuity payments after the first payment.

ASSUMED INVESTMENT RETURN- The net investment return required to maintain level variable annuity payments. The selected assumed investment return is used in calculating the initial variable annuity payment.

ASSUMED INVESTMENT RETURN FACTOR- The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the owner and permitted under the contract.

COMMUTATION VALUE- The value of future annuity payments that are converted (commuted) into a lump sum. The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.


CONTRACT VALUE- The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.


FIXED ANNUITY PAYMENT(S)- Annuity payments which are guaranteed by Nationwide as to dollar amount.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INCOME OPTION- The type of annuity payments chosen by the contract owner.

INCOME START DATE- The date annuity payments actually commence.

INDIVIDUAL RETIREMENT ANNUITY- An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

INVESTMENT OPTION(S)- The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account. The performance of selected investment options determines the value of variable annuity payments after the first payment.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

ROTH IRA- An annuity described in Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Separate and distinct divisions of the variable account. Each sub-account corresponds to a specific underlying mutual fund upon which investment performance is based.

TAX SHELTERED ANNUITY- An annuity described in Section 403(b) of the Internal Revenue Code.

VALUATION DAY- Each day the New York Stock Exchange is open for business.

VALUATION PERIOD- The period of time beginning at the close of a valuation day and ending at the close of business on the next valuation day.

VARIABLE ACCOUNT- Nationwide Variable Account-9, which is a separate account of Nationwide. The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

VARIABLE ACCOUNT VALUE- The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

VARIABLE ANNUITY PAYMENT(S)- Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF STANDARD CONTRACT EXPENSES..............

ADDITIONAL CONTRACT CHARGE.........................

INVESTMENT OPTION ANNUAL EXPENSES..................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

NATIONWIDE LIFE INSURANCE COMPANY..................


NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................


INVESTING IN THE CONTRACT..........................
     The Variable Account and Investment Options

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

ADDITIONAL CONTRACT CHARGE.........................
     Enhanced Death Benefit Charge

CONTRACT OWNERSHIP.................................
     Ownership Rights Between the Date of Issue and the Income Start Date Ownership Rights Between the Income Start Date and Prior to the Annuitant's
     Death
     Changes
     Joint Ownership
     Annuitant and Joint Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Purchase Payments
     Allocation of the Purchase Payment
     Pricing
     Transfers

RIGHT TO REVOKE....................................

WITHDRAWAL (REDEMPTION)............................
     Withdrawals Before the Income Start Date
     Withdrawals On or After the Income Start Date
     Partial Withdrawals (Partial Redemptions)
     Full Withdrawals (Full Redemptions)
     Restrictions on Withdrawals from a Tax Sheltered Annuity

ASSIGNMENT.........................................

ANNUITY PAYMENTS...................................
     Income Start Date
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments
     Annual Benefit Leveling

INCOME OPTIONS.....................................
     Single Life
     Single Life with Term Certain
     Single Life with Cash Refund
     Joint and Last Survivor
     Joint and 100% Last Survivor with Term Certain
     Joint and 100% Last Survivor with Cash Refund
     Joint and 50% Survivor
     Term Certain
     Term Certain with Enhanced Death Benefit
     Any Other Option

DEATH BEFORE THE INCOME START DATE.................
     Death of Contract Owner
     Death of Annuitant

DEATH AFTER THE INCOME START DATE..................
     Death of Contract Owner
     Death of Annuitant

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     IRAs and Tax Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens

     Federal Estate, Gift, and Generation Skipping
       Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....
     Advertising
     Sub-Account Performance Summary

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


APPENDIX A: OBJECTIVES FOR INVESTMENT OPTIONS......

APPENDIX B: FIXED ANNUITY PAYMENTS.................

APPENDIX C: ILLUSTRATION OF VARIABLE  ANNUITY INCOME

APPENDIX D: DETERMINATION OF THE HIGHEST VARIABLE
     PAYMENT AMOUNT FOR THE ENHANCED DEATH BENEFIT
     CALCULATION WHEN PARTIAL WITHDRAWALS HAVE BEEN
     TAKEN.........................................

APPENDIX E: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF STANDARD CONTRACT EXPENSES


The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the Contract.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments withdrawn).............................6%


                    CDSC PERCENTAGES
  YEARS FROM DATE OF ISSUE       CDSC PERCENTAGE
------------------------------------------------------
              1                        6%
------------------------------------------------------
              2                        6%
------------------------------------------------------
              3                        5%
------------------------------------------------------
              4                        5%
------------------------------------------------------
              5                        4%
------------------------------------------------------
              6                        3%
------------------------------------------------------
              7                        2%
------------------------------------------------------
         Thereafter                    0%
------------------------------------------------------

A CDSC will ONLY be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options. Income options permitting withdrawals are:

   - Term Certain; and
   - Term Certain with Enhanced Death Benefit.

VARIABLE ACCOUNT CHARGES

(as a percentage of the daily net assets of the variable account)


Mortality and Expense Risk Charge.............1.25%
     Total Variable Account Charges...........1.25%

These charges apply only to sub-account allocations. They are charged on a daily basis at the annual rate noted above.




ADDITIONAL CONTRACT CHARGE

Enhanced Death Benefit Charge..................0.20%
     Total Variable Account Charges
     (including Enhanced Death
     Benefit Charge)...........................1.45%

The Enhanced Death Benefit Charge is assessed ONLY if the contract owner elects the Term Certain with Enhanced Death Benefit income option. The charge is in addition to the variable account charges of 1.25% that are assessed to every contract.

                        INVESTMENT OPTION ANNUAL EXPENSES
 (AS A PERCENTAGE OF INVESTMENT OPTION NET ASSETS, AFTER EXPENSE REIMBURSEMENT)



--------------------------------------------------------------------------------------------------------------------
                                                   Management       Other         12b-1        Total Investment
                                                      Fees        Expenses        Fees          Option Expenses
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         0.70%          0.00%         0.00%              0.70%
American Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         1.34%          0.00%         0.00%              1.34%
American Century VP International
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         1.00%          0.00%         0.00%              1.00%
American Century VP Value
--------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity      1.00%          0.25%         0.00%              1.25%
Portfolio
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,        0.75%          0.04%         0.00%              0.79%
Inc.
--------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                       0.25%          0.01%         0.00%              0.26%
--------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation      0.43%          0.35%         0.00%              0.78%
Portfolio (formerly, Dreyfus Variable
Investment Fund - Capital Appreciation
Portfolio)
--------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality       0.00%          0.68%         0.00%              0.68%
Bond Fund II
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service       0.48%          0.08%         0.10%              0.66%
Class
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class        0.58%          0.07%         0.10%              0.75%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service         0.58%          0.11%         0.10%              0.79%
Class
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class      0.73%          0.15%         0.10%              0.98%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service     0.58%          0.07%         0.10%              0.75%
Class
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                0.58%          0.10%         0.10%              0.78%
Portfolio:  Service Class
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation            0.65%          0.04%         0.25%              0.94%
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology               0.65%          0.13%         0.25%              1.03%
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth            0.65%          0.11%         0.25%              1.01%
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                       0.60%          0.14%         0.00%              0.74%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                            0.50%          0.15%         0.00%              0.65%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                               0.39%          0.15%         0.00%              0.54%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                               0.58%          0.14%         0.00%              0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                        0.75%          0.15%         0.00%              0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                   0.80%          0.15%         0.00%              0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT       1.00%          0.20%         0.00%              1.20%
Nationwide Global Equity Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                0.80%          0.15%         0.00%              0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                   0.88%          0.15%         0.00%              1.03%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund               0.75%          0.15%         0.00%              0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                1.10%          0.20%         0.00%              1.30%
(formerly, NSAT Nationwide Select Advisers
Small Cap Growth Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                 0.90%          0.15%         0.00%              1.05%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                   0.98%          0.17%         0.00%              1.15%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                   Management       Other         12b-1        Total Investment
                                                      Fees        Expenses        Fees          Option Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                0.90%          0.10%         0.00%              1.00%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                 0.90%          0.10%         0.00%              1.00%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio              0.85%          0.15%         0.00%              1.00%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio        0.85%          0.15%         0.00%              1.00%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio              0.80%          0.07%         0.00%              0.87%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.66%          0.01%         0.00%              0.67%
Oppenheimer Aggressive Growth Fund/VA
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.68%          0.02%         0.00%              0.70%
Oppenheimer Capital Appreciation Fund/VA
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.67%          0.02%         0.00%              0.69%
Oppenheimer Global Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.73%          0.05%         0.00%              0.78%
Oppenheimer Main Street Growth & Income Fund/VA
--------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                     1.00%          0.14%         0.00%              1.14%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -            0.45%          0.98%         0.00%              1.43%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid        0.00%          1.05%         0.00%              1.05%
Cap Growth Portfolio
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide        1.00%          0.34%         0.00%              1.34%
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide        1.00%          0.26%         0.00%              1.26%
Hard Assets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan            0.97%          0.13%         0.00%              1.10%
Stanley Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Value Portfolio                0.56%          0.44%         0.00%              1.00%
(formerly, Warburg Pincus Trust - Growth &
Income Portfolio)
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the investment option before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each investment option. Information relating to the investment options was provided by the investment options and not independently verified by Nationwide.


Some investment options are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


-------------------------------------------------------------------------------------------------------------------
                                                   Management      Other                       Total Investment
                                                      Fees        Expenses     12b-1 Fees       Option Expenses
-------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality       0.60%         0.89%          0.25%              1.74%
Bond Fund II
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service        0.48%         0.09%          0.10%              0.67%
Class
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class         0.58%         0.09%          0.10%              0.77%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class       0.73%         0.18%          0.10%              1.01%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service      0.58%         0.10%          0.10%              0.78%
Class
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:     0.58%         0.11%          0.10%              0.79%
Service Class
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                                                    Management      Other                       Total Investment
                                                       Fees        Expenses     12b-1 Fees       Option Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                         0.75%         0.25%          0.00%              1.00%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                    0.80%         0.29%          0.00%              1.09%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT        1.00%         0.54%          0.00%              1.54%
Nationwide Global Equity Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                 0.80%         0.50%          0.00%              1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                    0.88%         0.86%          0.00%              1.74%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.27%          0.00%              1.02%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly,      1.10%         1.30%          0.00%              2.40%
NSAT Nationwide Select Advisers Small Cap Growth
Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                  0.90%         0.37%          0.00%              1.27%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                 0.90%         0.33%          0.00%              1.23%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                  0.90%         0.32%          0.00%              1.22%
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio         0.93%         0.15%          0.00%              1.08%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -             0.80%         0.98%          0.00%              1.78%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid         0.75%         7.31%          0.00%              8.06%
Cap Growth Portfolio
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.54%          0.00%              1.54%
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Real Estate        1.00%         0.13%          0.00%              1.13%
Securities Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value Portfolio                0.75%         0.59%          0.00%              1.34%
(formerly, Warburg Pincus Trust - Growth &
Income Portfolio)
-------------------------------------------------------------------------------------------------------------------


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

    -  Non-Qualified;
    -  IRAs;
    -  Roth IRAs; or
    -  Tax Sheltered Annuities.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.


PURCHASE PAYMENTS

The minimum single purchase payment is $35,000. No additional purchase payments will be accepted or permitted.



CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a CDSC upon such withdrawal. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").


If the contract owner elects the Term Certain with Enhanced Death Benefit income option, Nationwide will deduct an additional 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for increased mortality expenses associated with the enhanced death benefit.

ANNUITY PAYMENTS

Annuity payments begin on the income start date. The payments will be based on the income option chosen at the time of application (see "Income Options").

TAXATION


The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").


TEN DAY FREE LOOK


Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts as required by law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an annuity income unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Determining Variable Account Value - Valuing an Annuity Income Unit"). Please refer to Appendix E for information regarding each class of annuity income units.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.


NON-QUALIFIED CONTRACTS


A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

    -  the contract is not transferable by the owner;
    -  the premiums are not fixed;
    - the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax-Sheltered Annuities and other IRAs can be received);
    - certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;
    -  the entire interest of the owner in the contract is nonforfeitable; and
    - after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other IRAs, Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

    -  the contract is not transferable by the owner;
    -  the premiums are not fixed;
    - the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);
    -  the entire interest of the owner in the contract is nonforfeitable; and
    - after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the employee's income, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the owner's death. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.


INVESTING IN THE CONTRACT

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments. For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS


Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.


Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. There are two sub-accounts for each investment option. One sub-account contains shares attributable to annuity income units under Non-Qualified Contracts. The other contains shares attributable to annuity income units under IRAs, Roth IRAs and Tax Sheltered Annuities.


Each investment option's prospectus contains more detailed information about that fund. Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives. However, the investment options are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account. The performance of the investment options could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 60 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

    1) shares of a current investment option are no longer available for investment; or

    2) further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.


The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.


The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE


No sales charge deduction is made from the purchase payment upon deposit into the contract. However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal. The CDSC will not exceed 6% of the amount withdrawn.


The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

-------------------------------------------------------
  YEARS FROM DATE OF ISSUE        CDSC PERCENTAGE
-------------------------------------------------------
              1                         6%
-------------------------------------------------------
              2                         6%
-------------------------------------------------------
              3                         5%
-------------------------------------------------------
              4                         5%
-------------------------------------------------------
              5                         4%
-------------------------------------------------------
              6                         3%
-------------------------------------------------------
              7                         2%
-------------------------------------------------------
         Thereafter                     0%
-------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 5.5% of purchase payment), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes").

PREMIUM TAXES


Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.


If applicable, Nationwide will deduct premium taxes from the contract either at:

1) the time the contract is withdrawn;
2) annuitization; or
3) such earlier date as Nationwide becomes subject to premium taxes.

ADDITIONAL CONTRACT CHARGE

ENHANCED DEATH BENEFIT CHARGE

If the contract owner elects the Term Certain with Enhanced Death Benefit income option, Nationwide will deduct an additional 0.20% of the daily net assets of the variable account. This charge is in addition to the variable account charges of 1.25% assessed against every contract. The Enhanced Death Benefit Charge reimburses Nationwide for increased mortality expenses associated with the Enhanced Death Benefit.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

At the time of application, the contract owner designates/elects:

    1) an annuitant and joint annuitant, if applicable;

    2) the frequency of payments, income option, assumed investment return, and income start date;

    3) a beneficiary and contingent beneficiary, if applicable;

    4) the portion of the single purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

    5) the allocation among investment options; and 6) any optional benefits that may be provided under the elected income option.

Once elected, the income option cannot be changed.

OWNERSHIP RIGHTS BETWEEN THE DATE OF ISSUE AND THE INCOME START DATE

Between the date of issue and the income start date, the contract owner has the right to:

    1) cancel the contract during the free look period;

    2) change the beneficiary and/or the contingent beneficiary;

    3) change allocations among investment options;

    4) elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

    5) elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

OWNERSHIP RIGHTS BETWEEN THE INCOME START DATE AND PRIOR TO THE ANNUITANT'S
DEATH

After the income start date and prior to the annuitant's death, the contract owner has the right to:

    1) change the beneficiary and/or the contingent beneficiary;

    2) change allocations among investment options;

    3) elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

    4) elect or discontinue Annual Benefit Leveling.

CHANGES

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording. Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable. Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners. A joint owner may only be named in Non-Qualified Contracts.

The exercise of any ownership right in the contract will require a written request signed by both joint owners.

If a contract owner who IS NOT the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who IS the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

ANNUITANT AND JOINT ANNUITANT

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age. Once designated, the annuitant and joint annuitant, if applicable, cannot be changed. Joint annuitants can be named only if permitted under the elected income option.

For contracts issued as IRAs or Tax Sheltered Annuities, the contract owner and annuitant must be the same person and that individual's entire interest in the contract is nonforfeitable. For either of these contract types, if a joint and survivor income option is elected, the joint annuitant must be the annuitant's spouse.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date. The contract owner can name more than one beneficiary. The beneficiaries will share the benefits equally, unless otherwise specified.


If no beneficiary survives the annuitant, the beneficiary's rights will vest in the contingent beneficiary. Contingent beneficiaries will share the benefits equally, unless otherwise specified.


If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if applicable), all beneficiary rights will vest with the contract owner or the last surviving contract owner's estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

OPERATION OF THE CONTRACT

PURCHASE PAYMENT

The minimum single purchase payment must be at least $35,000. No additional purchase payments will be accepted or permitted.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

ALLOCATION OF THE PURCHASE PAYMENT

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both. The chosen allocation is irrevocable.


Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner. Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date. Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.


PRICING

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                  -  Independence Day
-  Martin Luther King, Jr.         -  Labor Day Day
-  Presidents' Day                 -  Thanksgiving
-  Good Friday                     -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

    1) trading on the New York Stock Exchange is restricted;

    2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

    3) the SEC, by order, permits a suspension or postponement for the protection of security holders.


Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

TRANSFERS

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to any sub-accounts. Similarly, any portion of the single purchase payment that is allocated to provide variable annuity payments may not be transferred to provide fixed annuity payments.

However, any portion of a single purchase payment that is allocated to provide variable annuity payments may be reallocated by the contract owner among investment options, subject to the following conditions:

    - transfers between sub-accounts may be made once daily without charges or penalties; AND

    - Nationwide reserves the right to limit transfers between sub-accounts to 12 per year or to assess a fee for any transfer in excess of 12 per year.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the investment option (the underlying mutual fund) to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse transfer requests:

    - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

    - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

WITHDRAWAL (REDEMPTION)

The contract owner may take a partial or full withdrawal after the end of the free look period if the contract owner elected either the Term Certain or the Term Certain with Enhanced Death Benefit income option at the time of application. If the contract owner did not elect one of the two income options listed above, the contract owner may not withdraw value from the contract. Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn to the contract owner within seven days of receipt of a proper request and instructions satisfactory to Nationwide.

WITHDRAWALS BEFORE THE INCOME START DATE

If the income option elected so permits, a contract owner may take a partial or full withdrawal after the free look period and before the income start date. The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC will apply.

WITHDRAWALS ON OR AFTER THE INCOME START DATE

If the income option elected so permits, a contract owner may take a partial or full withdrawal on or after the income start date. The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes. However, this general rule does not apply to a complete withdrawal or redemption of a contract - a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract. Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income. THE INTERNAL REVENUE CODE, TREASURY REGULATIONS, AND OTHER INFORMATIONAL RELEASES BY THE IRS CONTAIN COMPLEX RULES REGARDING THE TAXATION OF DISTRIBUTIONS FROM ANNUITY CONTRACTS, WHICH THE CONTRACT OWNER SHOULD REVIEW WITH A TAX ADVISER PRIOR TO REQUESTING A DISTRIBUTION.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period. This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

    1) the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

    2) the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

       The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn. Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

PARTIAL WITHDRAWALS (PARTIAL REDEMPTIONS)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments. If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will reduce the remaining payments by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments. If the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis, unless the contract owner specifies otherwise.


The minimum partial withdrawal amount is $2,000. Other minimum amounts may apply in some states. In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.


A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may take the CDSC from either:

    a) the amount requested; or

    b) the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

FULL WITHDRAWALS (FULL REDEMPTIONS)

The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract. The commutation value will reflect variable account charges, investment option charges, the investment performance of the investment options, prior redemptions, and annuity payments. A CDSC may apply.

RESTRICTIONS ON WITHDRAWALS FROM A TAX SHELTERED ANNUITY

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

   (1) when the contract owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
       Section 72(m)(7)); or

   (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

    1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

    2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

    3) all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned.

ANNUITY PAYMENTS

INCOME START DATE

The income start date is the date chosen by the contract owner as the date for annuity payments to begin. The income start date must be no earlier than the day after the end of the free look period and no later than 60 days after the date of issue. In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant). See Appendix B.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the investment options selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

    - the portion of the single purchase payment allocated to provide variable annuity payments;

    -  the variable account value on the income start date;

    -  the age and sex of the annuitant (and joint annuitant, if any);

    -  the income option elected;

    -  the frequency of annuity payments;

    -  the income start date;

    - the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

    -  the deduction of applicable premium taxes; and

    -  the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.


The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date. This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.


The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

    1) if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

    2) if the contract owner takes a withdrawal, as permitted under the income option elected; or

    3) if the contract owner transfers value from one investment option to another.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation day for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%. This percentage cannot be changed after contract issuance. Refer to Appendix C for more information on selecting an assumed investment return percentage. One or more of the above assumed investment return percentages may not be available in all states. Please refer to your contract for specific information. Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

    1) multiplying the annuity income unit value for each sub-account for the immediately preceding valuation day by the net investment factor for the sub-account for the subsequent valuation day; and then

    2) multiplying the result from (1) by the assumed investment return factor adjusted for the number of days in the valuation period. The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a) is:

    1) the net asset value of the investment option as of the end of the current valuation period; and

    2) the per share amount of any dividend or income distributions made by the investment option (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.25% (1.45% if the income option with an Enhanced Death Benefit has been chosen) of the daily net assets of the variable account.

Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the income option and frequency selected. Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100.

ANNUAL BENEFIT LEVELING

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated. These annuity income units will be redeemed from the sub-accounts and transferred to Nationwide's general account. The Annual Benefit Leveling interest rate for that quarter will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof. In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary. If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling. If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.

INCOME OPTIONS

Contract owners must elect an income option. This election is made at the time of application and is irrevocable.

The income options available are:

    -  Single Life;

    -  Single Life with Term Certain;

    -  Single Life with Cash Refund;

    -  Joint and Last Survivor;

    -  Joint and 100% Last Survivor with Term Certain;

    -  Joint and 100% Last Survivor with Cash Refund;

    -  Joint and 50% Survivor;

    -  Term Certain; and

    -  Term Certain with Enhanced Death Benefit.

Each of the income options is discussed more thoroughly below.

SINGLE LIFE

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

SINGLE LIFE WITH TERM CERTAIN

The Single Life with Term Certain income option provides that annuity payments will be made during the annuitant's lifetime or for the term certain selected by the contract owner on the application, whichever is longer. The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

If the annuitant dies during this term certain period, the beneficiary will have the option to continue payments for the remainder of the term certain period or to receive the commutation value of the remaining payments in a single lump sum payment.

No withdrawals other than the death benefit and the scheduled annuity payments are permitted.

SINGLE LIFE WITH CASH REFUND

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before receiving aggregate annuity payments at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

JOINT AND LAST SURVIVOR

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor. Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

JOINT AND 100% LAST SURVIVOR WITH TERM CERTAIN

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

No withdrawals other than the death benefit and the scheduled annuity payments are permitted.

JOINT AND 100% LAST SURVIVOR WITH CASH REFUND

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments have been made that are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

JOINT AND 50% SURVIVOR

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant. If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

TERM CERTAIN

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application, between 5 and 30 years, inclusive. Nationwide reserves the right to limit the availability of some term certain durations based on economic circumstances.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

TERM CERTAIN WITH ENHANCED DEATH BENEFIT

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application, between 10 and 20 years, inclusive.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described below.

Because of the enhanced death benefit associated with this income option, Nationwide will assess an additional charge of 0.20% to the variable account charges of 1.25% of the daily net assets of the variable account.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, the amount will be calculated as described in Appendix B for fixed annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions, plus the greater of (1) or (2) where:

    1) is the commutation value of variable annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions; and

    2) is the commutation value of variable annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the earlier of the annuitant's attainment of age 80 or the date of the annuitant's death. This commutation value will be calculated using the assumed investment return elected for the contract, and will be appropriately adjusted for any partial withdrawals that have been taken. See Appendix D.

If Annual Benefit Leveling is in effect, the lump sum death benefit will be made up of two components:

    1) the commutation values described above (which do not include amounts allocated to Annual Benefit Leveling); and

    2) the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

 The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the annuity payments remaining in the term certain period, Nationwide will proportionately adjust the number of annuity income units associated with each remaining variable annuity payment to reflect the greater of (1) or (2) as described in the "Lump Sum Death Benefit Option" provision. All remaining variable annuity payments will be paid on the basis of this adjusted number of units. Remaining fixed annuity payments will be paid without enhancement or adjustment.

If Annual Benefit Leveling is in effect, the amount of the leveled variable annuity payments scheduled to be made after Nationwide receives complete instructions, but before the next income start date anniversary, will not be changed.

ANY OTHER OPTION

Income options not set forth in this provision may be available. Any income option not set forth in this provision must be approved by both Nationwide and the contract owner.

DEATH BEFORE THE INCOME START DATE

DEATH OF CONTRACT OWNER

If a contract owner, who is not the annuitant, dies before the income start date, ownership rights will vest in the surviving joint owner, if any. If there is no surviving joint owner, ownership rights will vest in the annuitant. Subject to the "Required Distributions" provisions, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner, who is also the annuitant, dies before the income start date, the terms of the "Death of Annuitant" provision apply.

DEATH OF ANNUITANT

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s). If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

DEATH AFTER THE INCOME START DATE

DEATH OF CONTRACT OWNER

If any contract owner dies after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the annuitant.

DEATH OF ANNUITANT

If the annuitant dies after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant's (and joint annuitant's, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum. The availability of any withdrawals allowed by the selected income option will also be suspended for this period. In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation day following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended. The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made. No interest will be paid on any payments that were suspended. Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

    1) If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

    2) If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

    a) the death of the annuitant will be treated as the death of a contract owner;

    b) any change of annuitant will be treated as the death of a contract owner; and

    c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

    a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

    b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

    a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

    b) the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by: a) the annuitant's life expectancy; or, if applicable, b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

    a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

    b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS

Distributions from an IRA or must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

    a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

    b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

       1) treat the contract as an IRA established for his or her benefit; or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the entire interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

       1) treat the contract as a Roth IRA established for his or her benefit;
          or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES


The tax consequences of purchasing a contract described in this prospectus will depend on:

    -  the type of contract purchased;

    -  the purposes for which the contract is purchased; and

    - the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

    -  Individual Retirement Annuities;

    -  Roth IRAs;

    -  Tax Sheltered Annuities; and

    -  Non-Qualified Contracts.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities, are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

-    allocable to an investment in the contract before August 14, 1982; or

-    from an immediate annuity.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments. If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange. Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception. If all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

  1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

  2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

  1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

  2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

  -  a transfer of the contract from one contract owner to another; or

  -  a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:


  a) an individual who is two or more generations younger than the contract owner; or

  b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

   -  the failure to diversify was accidental;

   -  the failure is corrected; and

   -  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail to contract owners all statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -  statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value;

   - semi-annual reports as of June 30 containing financial statements for the variable account; and

   - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v.

Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000, the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, investment options with similar or different objectives or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -  precious metals;
   -  real estate;
   -  stocks and bonds;
   -  closed-end funds;
   -  bank money market deposit accounts and passbook savings;
   -  CDs; and o the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -  S&P 500;
   -  Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -  Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -  Donoghue Money Fund Average;
   -  U.S. Treasury Note Index;
   -  Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -  Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -        Lipper Analytical Services, Inc.;
   -        CDA/Wiesenberger;
   -        Morningstar;
   -        Donoghue's;
   -        magazines such as:
          - Money;
          - Forbes;
          - Kiplinger's Personal Finance Magazine;
          - Financial World;
          - Consumer Reports;
          - Business Week;
          - Time;
          - Newsweek;
          - National Underwriter; and
          - News and World Report;
   -        LIMRA;
   -        Value;
   -        Best's Agent Guide;
   -        Western Annuity Guide;
   -        Comparative Annuity Reports;
   -        Wall Street Journal;
   -        Barron's;
   -        Investor's Daily;
   -        Standard & Poor's Outlook; and
   -        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the investment options' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the investment option has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of the maximum charges that could be assessed to the contract (1.45%), which includes the charge for the Enhanced Death Benefit, but does not reflect premium taxes, which may be imposed by certain states.


Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $35,000 with contract variable account charges of 1.25% for the most recent one, five and ten year periods (or for a period covering the time the investment option has been in existence). For those investment options which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the investment options would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $35,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying investment option has been available in the variable account for less than one year (or if the underlying investment option has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


------------------------------------------------------------------------------------------------------------------
                                                                                          10 Years
                                                                                        or Date Fund   Date Fund
                                                                                        Available in   Available
                                                                                        the Variable     in the
                                                            1 Year         5 Years        Account       Variable
                   Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       10.31%            N/A          18.89%      11-03-97
Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       55.67%            N/A          32.90%      11-03-97
Century VP International
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       -8.15%            N/A          -1.01%      11-03-97
Century VP Value
------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity                N/A            N/A          22.82%      09-27-99
Portfolio
------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.          22.20%            N/A          24.38%      11-03-97
------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              12.86%            N/A          20.39%      11-03-97
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation              3.84%            N/A          16.25%      11-03-97
Portfolio (formerly, Dreyfus Variable Investment Fund
- Capital Appreciation Portfolio)
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond            N/A            N/A          -9.20%      05-03-99
Fund II
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        -1.29%            N/A           5.78%      11-03-97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class               29.30%            N/A          31.41%      11-03-97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High Income Portfolio:  Service Class          0.51%            N/A          -2.11%      11-03-97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class             34.40%            N/A          20.00%      11-03-97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class       16.35%            N/A         20.62%      11-03-97
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            -3.33%            N/A          10.86%      11-03-97
Service Class
------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                              -3.23%            N/A          13.17%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                   -9.54%            N/A          -0.60%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                      -2.67%            N/A           0.88%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                      -0.61%            N/A           8.62%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                               -6.56%            N/A           0.54%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                          10.77%            N/A          12.34%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT              15.14%            N/A           15.94%     11-03-97
Nationwide Global Equity Fund)
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                       -4.31%            N/A            1.01%     11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                          13.17%            N/A           10.09%     11-03-97
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                      -5.92%            N/A          -1.87%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly,              N/A             N/A         141.73%      05-03-99
NSAT Nationwide Select Advisers Small Cap Growth
Fund)
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                        19.98%            N/A           5.44%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                          35.93%           N/A           12.80%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                       76.08%           N/A           39.05%      11-03-97
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                       -10.21%           N/A           -4.74%      11-03-97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      7.27%           N/A           20.03%      11-03-97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio               45.66%           N/A           49.31%      11-03-97
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                     -0.19%           N/A            1.84%      11-03-97
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer            74.95%           N/A           32.96%      11-03-97
Aggressive Growth Fund/VA
------------------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-----------------------------------------------------------------------------------------------------------------
                                                                                          10 Years
                                                                                        or Date Fund   Date Fund
                                                                                        Available in   Available
                                                                                        the Variable     in the
                                                            1 Year         5 Years        Account       Variable
                   Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           33.60%           N/A           24.88%      11-03-97
Capital Appreciation Fund/VA
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           13.94%           N/A            9.19%      11-03-97
Main Street Growth & Income Fund/VA
-----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging         21.50%           N/A           -5.72%      11-03-97
Markets Debt Portfolio (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc. - Emerging Markets
Debt Portfolio)
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide              91.39%           N/A            3.07%      11-03-97
Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         13.25%           N/A          -16.15%      11-03-97
Assets Fund
-----------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley         -10.49%           N/A           -9.55%      11-03-97
Real Estate Securities Portfolio
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value Portfolio (formerly,          -1.30%           N/A            6.23%      11-03-97
Warburg Pincus Trust - Growth & Income Portfolio)
-----------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      to 12/31/99
                                                           1 Year        5 Years       or Life of     Date Fund
                  Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      16.55%          N/A            23.15%         10-30-97
Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      62.00%         22.74%          18.57%         05-02-94
Century VP International
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      -2.09%          N/A             9.72%         05-01-96
Century VP Value
-------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity             N/A            N/A           158.74%         04-30-99
Portfolio
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.         28.46%         27.06%          22.55%         10-06-93
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                             19.10%         26.47%          16.23%         09-29-89
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation            10.06%         23.97%          18.57%         04-05-93
Portfolio (formerly, Dreyfus Variable Investment Fund
- Capital Appreciation Portfolio)
-------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond         N/A            N/A            -2.85%         04-22-99
Fund II
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        4.93%         17.08%          13.04%         10-09-86
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class              35.57%         28.06%          18.41%         10-09-86
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class          6.72%          9.42%          11.00%         09-19-85
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class            40.68%         15.86%          10.01%         01-28-87
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:  Service Class     22.60%          N/A            26.12%         01-03-95
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:            2.88%          N/A            19.97%         01-03-95
Service Class
-------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                              2.97%         22.80%          15.81%         04-15-92
-------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                  -3.57%          6.12%           6.32%         11-08-82
-------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


---------------------------------------------------------------------------------------------------------------------
                                                                                          10 Years
                                                                                         to 12/31/99
                                                             1 Year         5 Years      or Life of     Date Fund
                   Sub-Account Option                      to 12/31/99    to 12/31/99       Fund        Effective
---------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         3.82%          3.93%          3.70%       11-10-81
---------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         5.61%         19.27%         13.35%       11-08-82
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                 -0.39%          N/A            3.45%       10-31-97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                            17.01%          N/A           14.91%       10-31-97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT                21.39%          N/A           18.41%       10-31-97
Nationwide Global Equity Fund)
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                          1.90%          N/A            3.91%       10-31-97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                            19.41%          N/A           12.85%       10-31-97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                         0.29%          N/A            1.12%       10-31-97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT          N/A            N/A          103.32%       05-03-99
Nationwide Select Advisers Small Cap Growth Fund)
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          26.24%          N/A            8.21%       10-31-97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            42.22%          N/A           21.68%       10-23-95
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                         82.45%          N/A           41.03%       10-31-97
---------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                          -4.28%          N/A           -1.76%       10-31-97
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                       13.50%          N/A           22.50%       11-03-97
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                 51.97%          N/A           51.34%       11-03-97
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                        6.03%         19.52%         16.02%       03-22-94
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer              81.31%         28.09%         18.93%       08-15-86
Aggressive Growth Fund/VA
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer              39.89%         29.04%         16.99%       04-03-85
Capital Appreciation Fund/VA
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main         20.19%          N/A           24.24%       07-05-95
Street Growth & Income Fund/VA
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging            27.76%          N/A           -3.88%       06-19-97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        97.79%          N/A            8.56%       12-21-95
Markets Fund
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard            19.49%          0.21%          1.77%       09-01-89
Assets Fund
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        -4.58%          N/A            9.32%       07-03-95
Estate Securities Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Value Portfolio (formerly,              4.92%          N/A            8.97%       10-31-97
Warburg Pincus Trust - Growth & Income Portfolio)
---------------------------------------------------------------------------------------------------------------------

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                         PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculations of Performance.................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

APPENDIX A: OBJECTIVES FOR INVESTMENT OPTIONS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans.

Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.


     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

FEDERATED QUALITY BOND FUND II
Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("Villanova MF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which Villanova MF determines have a better-than-average potential for sustained capital growth over the long term.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

     TOTAL RETURN FUND
     Investment Objective: Capital growth by investing in common stocks of companies that Villanova MF believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, Villanova MF may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

     SUBADVISED NATIONWIDE FUNDS


       NATIONWIDE BALANCED FUND
       Subadviser:  J.P. Morgan Investment Management
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as "junk bonds." In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.


       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the

       Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.


       NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)


       Subadviser:  J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

       NATIONWIDE MID CAP INDEX FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


       NATIONWIDE MULTI SECTOR BOND  FUND
       Subadviser:  J.P. Morgan Investment Management, Inc.

       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

       NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management and Strong Capital Management, Inc. Investment
       Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, Villanova MF hopes to increase prospects for investment return and to reduce market risk and volatility.

       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser:  Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.


       NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

       Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc. Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment adviser is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund. Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Asset Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000) The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLP ("Credit Suisse").

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO)
     Investment Objective: Seeks total return by investing primarily in equity securities of value companies that may or may not pay dividends.

APPENDIX B: FIXED ANNUITY PAYMENTS

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide's general account. In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the following disclosures have not been reviewed by the SEC.

FIXED ANNUITY PAYMENT ALLOCATIONS UNDER THE CONTRACT

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide's general account for the purchase of fixed annuity payments. Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of variable annuity payments may not be reallocated to the general account to purchase fixed annuity payments; similarly, amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments.

DETERMINATION OF FIXED ANNUITY PAYMENTS

Fixed annuity payments are level, meaning that each payment received will be the same as long as no (non-annuity payment) withdrawals are taken as permitted under some term certain annuity income options. Fixed annuity payments may also be reduced under the terms of the income option elected. For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%. Other income options may provide for similar reductions in fixed annuity payments.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, the amount of such payments will be determined by Nationwide, based on the following factors:

   - the amount/portion of the single purchase payment allocated for the purchase of fixed annuity payments;

   -  the age and sex of the annuitant (and joint annuitant, if any);

   -  the income option elected;

   - the frequency of annuity payments (monthly, quarterly, etc.); o the income start date;

   -  the deduction of applicable premium taxes; and

   -  the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

FIXED ANNUITY PAYMENTS AND THE ANNUITY INCOME OPTIONS

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

COMMUTATION VALUE OF FIXED ANNUITY PAYMENTS

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments. The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum.

This is commonly referred to as a "present value" calculation.
There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments. In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken. (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well - see the following section.)

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant dies prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established and identified in the contract specification pages which are provided to all contract owners upon the purchase of a contract), plus the interest rate adjustment.

The interest rate adjustment is equal to

                             CMT(c) - CMT(i), where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation), and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date of issue of the contract.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis. These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

CONTINGENT DEFERRED SALES CHARGES (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken. Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations. The CDSC table is set forth in the prospectus - see "Summary of Contract Expenses" and "Standard Charges and Deductions."

APPENDIX C:  ILLUSTRATION OF VARIABLE ANNUITY INCOME

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time. Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen. Variable income will decrease if the annualized net rate of return is less than the AIR. The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR. However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR. The 6.0% AIR may not be available in all states. (Check with your registered representative regarding availability.) The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return. These are hypothetical rates of return. Nationwide does not guarantee that the contract will earn these returns. The charts are for illustrative purposes only. They do not represent past or future investment returns.

A contract owner's variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate. The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner's life span, and the income option chosen. The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses. Actual investment option fees and expenses will vary from year to year and from investment option to investment option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each investment option will incur expenses at an average annual rate of 0.95% of the average daily net assets of the investment option. The insurance charges are calculated at an annual rate of 1.25% of the average daily net assets of the variable account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68%, and 9.55%, respectively.

                                  ASSUMPTIONS:
                             Annuitant: Male, Age 70
                             Date of Birth: 01/01/30
                        Annuity Purchase Amount: $100,000
             Income Option: Single Life with a 10 Year Term Certain
                           Income Start Date: 01/01/00
                        Variable Annuity Percentage: 100%
                           Payment Frequency: Monthly


                                    [GRAPH]

                           ASSUMED GROSS RETURN: 0.00%



Year             FIRST MONTHLY PAYMENT AMOUNT

1
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20
21
22
23
24
25





                                    [GRAPH]

                           ASSUMED GROSS RETURN: 6.00%



Year             FIRST MONTHLY PAYMENT AMOUNT

1
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20
21
22
23
24
25

                                    [GRAPH]

                          ASSUMED GROSS RETURN: 12.00%



Year             FIRST MONTHLY PAYMENT AMOUNT

1
3
5
7
9
11
13
15
17
19
21
23
25

APPENDIX D: DETERMINATION OF THE HIGHEST VARIABLE PAYMENT AMOUNT FOR THE ENHANCED DEATH BENEFIT CALCULATION WHEN PARTIAL WITHDRAWALS HAVE BEEN TAKEN

The following scenario sets forth how the highest annuity payment is determined for purposes of calculating the enhanced death benefit. In the example, the contract owner takes 2 partial withdrawals after the income start date. Note: the partial withdrawal amounts stated have not yet been reduced for any applicable CDSC.

Assume the following sequence of events:
1) Nationwide pays the first five variable annuity payments to the annuitant as scheduled. Just after the fifth variable annuity payment is made, the contract owner's variable account value is $80,000.

2) The contract owner takes a partial withdrawal of $20,000 from the variable account value. As a result of the withdrawal, Nationwide reduces subsequent variable annuity payments proportionally.

3) Nationwide pays the sixth and seventh variable annuity payments. Just after the seventh variable annuity payment is made, the contract owner's variable account value is $59,000.

4) The contract owner takes a partial withdrawal of $5,000 from the variable account value. As a result of the withdrawal, Nationwide reduces subsequent variable annuity payments proportionally.

 5)  Nationwide pays the eighth and ninth variable annuity payments.

 6) The annuitant dies at age 79 just after Nationwide pays the ninth variable annuity payment.

In order to find the highest adjusted variable annuity payment, the actual variable annuity payments are proportionally reduced to reflect the partial withdrawals. Consequently, the following adjustments would be made to the variable annuity payments:

1) Variable Annuity Payments 1 through 5: The actual variable annuity payment amount would be multiplied by [(1 - $20,000/$80,000) x (1 -
     $5,000/$59,000)]. For example, the calculation for variable annuity payment 1 would be $500.00 x [(1 - 0.25) x (1 - 0.084745)] or $500.00 x 0.686441 or
     $343.22.

2) Variable Annuity Payments 6 and 7: The actual variable annuity payment amount would be multiplied by (1 - $5,000/$59,000). For example, the calculation for variable annuity payment 6 would be $386.25 x (1 - 0.084745) or $386.25 x 0.915255 or $353.52.

----------------------------------------------------------------------------------------------------------------------
                                                                                Adjusted Variable Annuity Payment
  Variable Annuity Payment Number               Variable Annuity               Amount for Death Benefit Calculation
                                                 Payment Amount
----------------------------------------------------------------------------------------------------------------------
                 1                                    $500.00                                  $343.22
----------------------------------------------------------------------------------------------------------------------
                 2                                    $515.00                                  $353.52
----------------------------------------------------------------------------------------------------------------------
                 3                                    $505.00                                  $346.65
----------------------------------------------------------------------------------------------------------------------
                 4                                    $510.00                                  $350.08
----------------------------------------------------------------------------------------------------------------------
                 5                                    $520.00                                  $356.95
----------------------------------------------------------------------------------------------------------------------
                 6                                    $386.25                                  $353.52
----------------------------------------------------------------------------------------------------------------------
                 7                                    $393.75                                  $360.38
----------------------------------------------------------------------------------------------------------------------
                 8                                    $363.81                                  $363.81
----------------------------------------------------------------------------------------------------------------------
                 9                                    $356.95                                  $356.95
----------------------------------------------------------------------------------------------------------------------


Thus, the highest variable annuity payment to be used for calculating the enhanced death benefit in this example is $363.81.

APPENDIX E: CONDENSED FINANCIAL INFORMATION

Annuity income unit values for the units outstanding throughout the period.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF
                          PERIOD                                                      PERIOD
-----------------------------------------------------------------------------------------------------------------
American Century                12.504468           14.543892          16.31%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q
-----------------------------------------------------------------------------------------------------------------
American Century                12.504468           14.543892          16.31%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ
-----------------------------------------------------------------------------------------------------------------
American Century                12.051405           19.483474          61.67%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - Q
-----------------------------------------------------------------------------------------------------------------
American Century                12.051405           19.483474          61.67%                   0         1999
Variable Portfolios,
Inc. - American Century
VP International - NQ
-----------------------------------------------------------------------------------------------------------------
American Century                11.269864           11.012072          -2.29%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - Q
-----------------------------------------------------------------------------------------------------------------
American Century                11.269864           11.012072          -2.29%                   0         1999
Variable Portfolios,
Inc. - American Century
VP Value - NQ
-----------------------------------------------------------------------------------------------------------------
Dreyfus Investment              10.000000           12.881775          28.82%                   0         1999
Portfolios - European
Equity Portfolio - Q
-----------------------------------------------------------------------------------------------------------------
Dreyfus Investment              10.000000           12.881775          28.82%                   0         1999
Portfolios - European
Equity Portfolio - NQ
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF PERIOD
                          PERIOD
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            12.773638           16.375184          28.20%                   0         1999
Responsible Growth
Fund, Inc. - Q
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            12.773638           16.375184          28.20%               8,277         1999
Responsible Growth
Fund, Inc. - NQ
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             12.453273           14.801530          18.86%                   0         1999
Fund, Inc. - Q
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             12.453273           14.801530          18.86%                 495         1999
Fund, Inc. - NQ
-----------------------------------------------------------------------------------------------------------------
Dreyfus Variable                12.379057           13.597232           9.84%                   0         1999
Investment Fund
-Appreciation Portfolio
- Q1
-----------------------------------------------------------------------------------------------------------------
Dreyfus Variable                12.379057           13.597232           9.84%                   0         1999
Investment Fund
-Appreciation Portfolio
- NQ1
-----------------------------------------------------------------------------------------------------------------
Federated Insurance             10.000000            9.773948          -2.26%                   0         1999
Series - Federated
Quality Bond Fund II - Q
-----------------------------------------------------------------------------------------------------------------
Federated Insurance             10.000000            9.773948          -2.26%                   0         1999
Series - Federated
Quality Bond Fund II - NQ
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP                    11.799375           12.355641           4.71%                   0         1999
Equity-Income
Portfolio: Service
Class - Q
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP                    11.799375           12.355641           4.71%                 288         1999
Equity-Income
Portfolio: Service
Class - NQ
-----------------------------------------------------------------------------------------------------------------

1 Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OFD
                          PERIOD                                                       PERIO

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             12.903107           17.457597          35.30%                   0         1999
Portfolio: Service
Class - Q
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             12.903107           17.457597          35.30%                 214         1999
Portfolio: Service
Class - NQ
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP High               10.521282           11.205978           6.51%                   0         1999
Income Portfolio:
Service Class - Q
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP High               10.521282           11.205978           6.51%                   0         1999
Income Portfolio:
Service Class - NQ
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           12.176593           17.095933          40.40%                   0         1999
Portfolio: Service
Class - Q
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           12.176593           17.095933          40.40%                   0         1999
Portfolio: Service
Class - NQ
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II                 12.785888           15.643260          22.53%                   0         1999
Contrafund(R)Portfolio:
Service Class - Q
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II                 12.785888           15.643260          22.53%                   0         1999
Contrafund(R)Portfolio:
Service Class - NQ
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         12.298659           12.627255           2.67%                   0         1999
Opportunities
Portfolio: Service
Class - Q
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         12.298659           12.627255           2.67%                 285         1999
Opportunities
Portfolio: Service
Class - NQ
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF
                          PERIOD                                                      PERIOD

-----------------------------------------------------------------------------------------------------------------
NSAT Capital                    12.428639           12.772360           2.77%                   0         1999
Appreciation Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Capital                    12.428639           12.772360           2.77%                 276         1999
Appreciation Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.844366            9.473867          -3.67%                   0         1999
Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond             9.844366            9.473867          -3.67%                   0         1999
Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          10.086763           10.422427           3.33%                   0         1999
- Q*
-----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          10.086763           10.422427           3.33%                   0         1999
- NQ*
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          11.982735           12.628895           5.39%                   0         1999
- Q
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          11.982735           12.628895           5.39%              10,384         1999
- NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide                 10.668044           10.604669          -0.59%                   0         1999
Balanced Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide                 10.668044           10.604669          -0.59%                   0         1999
Balanced Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          11.835834           13.821079          16.77%                   0         1999
Income Fund - Q
-----------------------------------------------------------------------------------------------------------------

*The 7 day yield on the NSAT Money Market Fund as of December 31, 1999 was
3.92%.

-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF
                          PERIOD                                                      PERIOD

-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          11.835834           13.821079          16.77%                   0         1999
Income Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global          12.201492           14.781243          21.14%                   0         1999
50 Fund - Q1
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global          12.201492           14.781243          21.14%                   0         1999
50 Fund - NQ1
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide High            10.330681           10.505688           1.69%                   0         1999
Income Bond Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide High            10.330681           10.505688           1.69%                   0         1999
Income Bond Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap         12.243049           14.589957          19.17%                   0         1999
Index Fund- Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap         12.243049           14.589957          19.17%                   0         1999
Index Fund- NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi           10.236779           10.245290           0.08%                   0         1999
Sector Bond Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi           10.236779           10.245290           0.08%                   0         1999
Sector Bond Fund - NQ
-----------------------------------------------------------------------------------------------------------------

1 Formerly, NSAT Nationwide Global Equity Fund.

-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                           UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF
                          PERIOD                                                      PERIOD

-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           10.000000           20.304522         103.05%                   0         1999
Cap Growth Fund - Q1
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           10.000000           20.304522         103.05%                 199         1999
Cap Growth Fund - NQ1
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           12.952944           16.318704          25.98%                   0         1999
Cap Value Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           12.952944           16.318704          25.98%                 232         1999
Cap Value Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           12.112381           17.191574          41.93%                   0         1999
Company Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           12.112381           17.191574          41.93%                   0         1999
Company Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide                 12.657572           23.046789          82.08%                   0         1999
Strategic Growth Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide                 12.657572           23.046789          82.08%                   0         1999
Strategic Growth Fund - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide                 13.017199           12.434581          -4.48%                   0         1999
Strategic Value Fund - Q
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide                 13.017199           12.434581          -4.48%                   0         1999
Strategic Value Fund - NQ
-----------------------------------------------------------------------------------------------------------------

1 Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF PERIOD
                          PERIOD
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            12.875671           14.583938          13.27%                   0         1999
Guardian Portfolio - Q
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            12.875671           14.583938          13.27%                   0         1999
Guardian Portfolio - NQ
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            14.065578           21.331920          51.66%                   0         1999
Mid-Cap Growth
Portfolio - Q
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            14.065578           21.331920          51.66%                   0         1999
Mid-Cap Growth
Portfolio - NQ
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            11.847572           12.536312           5.81%                   0         1999
Partners Portfolio - Q
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            11.847572           12.536312           5.81%                   0         1999
Partners Portfolio - NQ
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            13.180191           23.849355          80.95%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - Q
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            13.180191           23.849355          80.95%                   0         1999
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA - NQ
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            13.233333           18.474301          39.60%                 168         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - Q
-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF PERIOD
                          PERIOD
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            13.233333           18.474301          39.60%                   0         1999
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA - NQ
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            12.329765           14.788879          19.94%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- Q
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            12.329765           14.788879          19.94%                   0         1999
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
- NQ
----------------------------------------------------------------------------------------------------------------------
The Universal                   11.385439           14.516616          27.50%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q1
----------------------------------------------------------------------------------------------------------------------
The Universal                   11.385439           14.516616          27.50%                   0         1999
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - NQ1
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               12.623166           24.916384          97.39%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - Q
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               12.623166           24.916384          97.39%                   0         1999
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ
----------------------------------------------------------------------------------------------------------------------

1 Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPTION         ANNUITY INCOME      ANNUITY INCOME      PERCENT CHANGE IN   NUMBER OF ANNUITY   YEAR
                          UNIT VALUE AT       UNIT VALUE AT END   ANNUITY INCOME      INCOME UNITS AT
                          BEGINNING OF        OF PERIOD           UNIT VALUE          END OF PERIOD
                          PERIOD
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                9.909760           11.817233          19.25%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - Q
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                9.909760           11.817233          19.25%                   0         1999
Insurance Trust -
Worldwide Hard Assets
Fund - NQ
----------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 10.402138            9.905582          -4.77%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - Q
----------------------------------------------------------------------------------------------------------------------
Van Kampen Life                 10.402138            9.905582          -4.77%                   0         1999
Investment Trust -
Morgan Stanley Real
Estate Securities
Portfolio - NQ
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          11.885603           12.444575           4.70%                   0         1999
Value Portfolio - Q1
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -          11.885603           12.444575           4.70%                   0         1999
Value Portfolio - NQ1
----------------------------------------------------------------------------------------------------------------------

1 Formerly, Warburg Pincus Trust - Growth & Income Portfolio.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no Condensed Financial Information is available.


The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000


         Individual Single Premium Immediate Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                               Variable Account-9


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza 01-05-P1, Columbus, Ohio 43215-2220, or calling 1-800-243-6295, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.


SERVICES


Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract/commutation value.



The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the investment options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the investment options. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular investment options. These fees in no way affect the net asset value of the investment options or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED


The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998 and 1997, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one annuity unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's seven-day current unit value yield for the maximum number of options available as of December 31, 1999 (1.45%) was 3.92%. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The NSAT Money Market Fund's seven-day effective yield for the maximum number of options available as of December 31, 1999 (1.45%) was 4.00%.


The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.



All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the annuity unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Standardized average annual total return reflects the maximum CDSC and the deduction of all variable account charges that could be assessed to a contract if all available options were chosen as of December 31, 1999 (1.45%), but does not reflect a deduction for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $35,000 and the deduction of charges for the base contract (1.25%). An assumed initial investment of $35,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the investment option has been available in the variable account if the investment option has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the investment option has been in existence. If the underlying investment option has been available in the variable account for less than one year (or if the underlying investment option has been effective for less than one year), standardized and non-standardized performance is not annualized.


Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
      Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         20,470,398 shares (cost $141,129,469) ...........................................................   $  163,763,182
      American Century VP - American Century VP International (ACVPInt)
         15,635,412 shares (cost $148,085,984) ...........................................................      195,442,653
      American Century VP - American Century VP Value (ACVPValue)
         6,446,407 shares (cost $41,615,144) .............................................................       38,356,121
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,265,200 shares (cost $141,396,097) ............................................................      166,641,352
      Dreyfus Stock Index Fund (DryStkIx)
         24,176,958 shares (cost $793,412,609) ...........................................................      929,604,033
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         4,147,534 shares (cost $150,423,775) ............................................................      165,362,188
      Dreyfus VIF - European Equities Fund (DryEuroEq)
         133,706 shares (cost $1,933,535) ................................................................        2,133,956
      Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)
         759,896 shares (cost $7,462,701) ................................................................        7,446,981
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         14,110,995 shares (cost $352,931,972) ...........................................................      362,088,135
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         11,101,677 shares (cost $493,273,277) ...........................................................      608,371,923
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         17,406,110 shares (cost $194,757,686) ...........................................................      196,340,922
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,376,287 shares (cost $81,315,398) .............................................................       92,442,726
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         14,598,621 shares (cost $348,059,935) ...........................................................      424,819,872
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         8,997,661 shares (cost $195,437,600) ............................................................      208,025,933
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         971,414 shares (cost $6,883,230) ................................................................        6,712,471
      Nationwide SAT - Balanced Fund (NSATBal)
         7,167,334 shares (cost $75,886,829) .............................................................       73,895,215
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         13,299,689 shares (cost $344,987,726) ...........................................................      341,934,999
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         1,987,264 shares (cost $22,714,475) .............................................................       26,887,677
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         2,671,214 shares (cost $31,808,533) .............................................................       37,103,163
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         22,403,002 shares (cost $256,706,042) ...........................................................      241,728,393
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         5,245,585 shares (cost $52,509,200) .............................................................       49,937,971
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         409,469,490 shares (cost $490,469,490) ..........................................................      409,469,490
      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         6,330,981 shares (cost $61,931,231) .............................................................       59,321,292




      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         1,196,560 shares (cost $13,198,495) .............................................................       14,741,624
      Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
         723,847 shares (cost $10,978,328) ...............................................................       14,252,550
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         7,095,348 shares (cost $71,255,676) .............................................................       68,966,784
      Nationwide SAT - Small Company Fund (NSATSmCo)
         4,613,567 shares (cost $85,795,793) .............................................................      102,052,097
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         4,272,208 shares (cost $67,679,805) .............................................................       87,323,924
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         1,517,643 shares (cost $14,938,847) .............................................................       14,281,023
      Nationwide SAT - Total Return Fund (NSATTotRe)
         27,127,557 shares (cost $503,344,518) ...........................................................      510,269,350
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         4,088,163 shares (cost $58,592,261) .............................................................       64,797,389
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         4,283,319 shares (cost $69,927,580) .............................................................      104,084,651
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,496,851 shares (cost $124,991,275) ............................................................      127,598,157
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         1,789,956 shares (cost $109,187,224) ............................................................      147,331,319
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         3,467,910 shares (cost $131,621,275) ............................................................      172,840,639
      Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
         5,749,471 shares (cost $125,186,474) ............................................................      141,609,480
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         2,431,635 shares (cost $28,640,364) .............................................................       34,675,121
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         618,705 shares (cost $6,514,021) ................................................................        6,781,006
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,709,941 shares (cost $23,106,619) .............................................................       21,151,964
      Victory VIF - Diversified Stock Fund - Class A (VVIFDStk)
         397,644 shares (cost $3,840,250) ................................................................        4,004,273
      Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd)
         176,741 shares (cost $1,764,492) ................................................................        1,732,060
      Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)
         138,498 shares (cost $1,359,342) ................................................................        1,371,129
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         1,549,407 shares (cost $18,232,245) .............................................................       18,422,453
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,535,079 shares (cost $38,270,810) .............................................................       42,335,823
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,121,991 shares (cost $16,592,355) .............................................................       21,609,550
                                                                                                            ---------------
            Total investments ............................................................................    6,530,063,014
   Accounts receivable ..................................................................................           103,046
                                                                                                            ---------------
            Total assets ................................................................................     6,530,166,060
Accounts payable ........................................................................................            -
                                                                                                            ---------------
Contract owners' equity (note 4) ........................................................................   $ 6,530,166,060
                                                                                                            ===============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                         Total                         ACVPincGr                ACVPint
                                            ------------------------------  ------------------------------   --------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $   67,063,331      20,037,926          13,740         220,567               -
  Mortality and expense risk charges
    (note 2).............................      (42,760,043)    (12,179,624)     (1,027,835)       (182,750)       (948,065)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............       24,303,288       7,858,302      (1,014,095)         37,817        (948,065)
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..    2,014,782,794     147,138,081       5,909,912         299,469     178,233,023
  Cost of mutual fund shares sold........   (1,929,367,144)   (151,277,931)     (4,451,364)       (260,801)   (156,687,528)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       85,415,650      (4,139,850)      1,458,548          38,668      21,545,495
  Change in unrealized gain (loss)
    on investments.......................      529,140,404     121,513,304      18,056,144       4,570,573      46,969,672
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      614,556,054     117,373,454      19,514,692       4,609,241      68,515,167
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............      115,192,705      27,066,537               -           9,256               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      754,052,047     152,298,293      18,500,597       4,656,314      67,567,102
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    3,413,685,206   2,421,579,829      95,493,563      34,231,141      64,810,675
  Transfers between funds................                -               -       7,831,668       7,880,597      13,920,028
  Redemptions............................     (221,905,485)    (66,628,531)     (4,154,414)     (1,021,174)     (3,040,821)
  Annuity benefits ......................           (1,253)              -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (4,399,205)       (676,512)        (78,156)         (7,094)        (57,293)
  Adjustments to maintain reserves.......          (62,185)         38,184          (3,119)        (27,089)          3,134
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    3,187,317,078   2,354,312,970      99,089,542      41,056,381      75,635,723
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    3,941,369,125   2,506,611,263     117,590,139      45,712,695     143,202,825
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    2,588,796,935      82,185,672      46,170,274         457,579      52,242,163
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $6,530,166,060   2,588,796,935     163,760,413      46,170,274     195,444,988
                                            ==============  ==============  ==============  ==============   =============


                                              ACVPint                ACVPValue
                                           --------------  -------------------------------
                                               1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          26,394         227,207          28,096
  Mortality and expense risk charges
    (note 2).............................        (224,953)       (304,797)       (121,549)
                                           --------------  --------------  --------------
    Net investment activity..............        (198,559)        (77,590)        (93,453)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,580,905       8,457,761       1,595,103
  Cost of mutual fund shares sold........      (2,610,970)     (9,146,919)     (1,678,560)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (30,065)       (689,158)        (83,457)
  Change in unrealized gain (loss)
    on investments.......................         379,163      (3,132,639)       (147,770)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......         349,098      (3,821,797)       (231,227)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         270,951       2,152,580         335,441
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................         421,490      (1,746,807)         10,761
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,680,086      20,132,932      19,091,612
  Transfers between funds................      12,597,519        (324,126)      1,715,026
  Redemptions............................      (1,031,134)     (1,325,735)       (518,275)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (7,206)        (31,100)         (7,315)
  Adjustments to maintain reserves.......          31,510            (221)           (218)
                                           --------------  --------------  --------------
      Net equity transactions............      51,270,775      18,451,750      20,280,830
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      51,692,265      16,704,943      20,291,591
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         549,898      21,650,989       1,359,398
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      52,242,163      38,355,932      21,650,989
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       DrySRGro                        DryStkix                DryCapAp
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       20,454          60,373       7,074,947       2,203,648         913,606
  Mortality and expense risk charges
    (note 2).............................        (874,709)       (164,380)     (5,915,703)     (1,335,082)     (1,156,439)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (854,255)       (104,007)      1,159,244         868,566        (242,833)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,652,981         777,497       8,929,302       3,532,880       8,292,952
  Cost of mutual fund shares sold........      (1,915,818)       (725,553)     (6,410,442)     (3,554,666)     (6,884,964)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         737,163          51,944       2,518,860         (21,786)      1,407,988
  Change in unrealized gain (loss)
    on investments.......................      21,902,824       3,346,139     103,762,225      32,439,748       9,643,177
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      22,639,987       3,398,083     106,281,085      32,417,962      11,051,165
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       5,506,089       1,392,227       6,286,659         435,046         612,835
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      27,291,821       4,686,303     113,726,988      33,721,574      11,421,167
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      88,613,989      29,765,433     474,442,086     242,868,858     101,641,759
  Transfers between funds................      15,489,812       4,305,104      54,840,182      34,854,129        (277,522)
  Redemptions............................      (3,496,257)       (803,449)    (24,356,262)     (6,057,535)     (4,721,764)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (62,705)         (4,582)       (501,167)        (83,383)       (112,549)
  Adjustments to maintain reserves.......            (233)             66             827          30,385          (1,052)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     100,544,606      33,262,572     504,425,666     271,612,454      96,528,872
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     127,836,427      37,948,875     618,152,654     305,334,028     107,950,039
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      38,805,599         856,724     311,454,663       6,120,635      57,411,990
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  166,642,026      38,805,599     929,607,317     311,454,663     165,362,029
                                           ==============  ==============  ==============  ==============   =============

                                              DryCapAp                DryEuroEq
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         296,317           4,319               -
  Mortality and expense risk charges
    (note 2).............................        (191,312)         (2,462)              -
                                           --------------  --------------  --------------
    Net investment activity..............         105,005           1,857               -
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         692,754         654,656               -
  Cost of mutual fund shares sold........        (632,372)       (537,831)              -
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          60,382         116,825               -
  Change in unrealized gain (loss)
    on investments.......................       5,296,793         200,421               -
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       5,357,175         317,246               -
                                           --------------  --------------  --------------
  Reinvested capital gains...............           1,464          20,286               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       5,463,644         339,389               -
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      37,281,447         526,129               -
  Transfers between funds................      14,756,161       1,278,795               -
  Redemptions............................        (999,653)        (10,356)              -
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (11,014)              -               -
  Adjustments to maintain reserves.......         (10,617)            (29)              -
                                           --------------  --------------  --------------
      Net equity transactions............      51,016,324       1,794,539               -
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      56,479,968       2,133,928               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         932,022               -               -
                                           --------------  --------------  --------------
Contract owners' equity end of period....      57,411,990       2,133,928               -
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                    FedQualBd                       FidVIPEIS                FidVIPGrS
                                          ------------------------------  ------------------------------   --------------
                                                1999            1998           1999              1998          1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $            -               -       3,121,196         217,564         246,130
  Mortality and expense risk charges
    (note 2).............................        (19,926)              -      (2,844,312)       (991,992)     (3,103,275)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (19,926)              -         276,884        (774,428)     (2,857,145)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..      1,076,139               -       6,544,933         628,613      26,416,695
  Cost of mutual fund shares sold........     (1,075,578)              -      (6,132,572)       (599,673)    (21,341,945)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..            561               -         412,361          28,940       5,074,750
  Change in unrealized gain (loss)
    on investments.......................        (15,720)              -       1,517,647       7,558,663      98,493,324
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......        (15,159)              -       1,930,008       7,587,603     103,568,074
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............              -               -       6,899,485         774,271      15,475,451
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (35,085)              -       9,106,377       7,587,446     116,186,380
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      5,376,015               -     178,867,332     175,676,909     306,170,035
  Transfers between funds................      2,358,597               -      (7,116,225)     13,491,409      96,715,312
  Redemptions............................       (251,679)              -     (15,062,722)     (5,441,684)    (19,374,716)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (1,674)              -        (279,245)        (54,879)       (654,127)
  Adjustments to maintain reserves.......            757               -          (3,780)         (2,947)        (12,461)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      7,482,016               -     156,405,360     183,668,808     382,844,043
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      7,446,931               -     165,511,737     191,256,254     499,030,423
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................              -               -     196,573,059       5,316,805     109,329,873
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $    7,446,931               -     362,084,796     196,573,059     608,360,296
                                          ==============  ==============  ==============  ==============   =============

                                            FidVIPGrS                FidVIPHIS
                                          --------------  ------------------------------
                                               1998             1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         27,645       9,984,261         609,157
  Mortality and expense risk charges
    (note 2).............................       (414,288)     (1,459,555)       (546,399)
                                          --------------  --------------  --------------
    Net investment activity..............       (386,643)      8,524,706          62,758
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      1,691,790      56,084,424       5,911,230
  Cost of mutual fund shares sold........     (1,783,855)    (63,235,509)     (7,053,926)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..        (92,065)     (7,151,085)     (1,142,696)
  Change in unrealized gain (loss)
    on investments.......................     16,582,085       7,299,162      (5,732,014)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......     16,490,020         148,077      (6,874,710)
                                          --------------  --------------  --------------
  Reinvested capital gains...............        723,135         373,243         387,069
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     16,826,512       9,046,026      (6,424,883)
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     71,107,684      81,385,530     106,687,268
  Transfers between funds................     21,283,689      10,885,567       3,713,555
  Redemptions............................     (1,868,105)     (8,253,422)     (3,477,421)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................        (25,533)       (109,715)        (19,045)
  Adjustments to maintain reserves.......            198            (414)           (220)
                                          --------------  --------------  --------------
      Net equity transactions............     90,497,933      83,907,546     106,904,137
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    107,324,445      92,953,572     100,479,254
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      2,005,428     103,387,120       2,907,866
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    109,329,873     196,340,692     103,387,120
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       FidVIPOvS                      FidVIPConS             FidVIPGrOpS
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $      428,804          39,473         703,614          56,795       1,071,044
  Mortality and expense risk charges
    (note 2).............................        (466,539)       (125,886)     (2,565,841)       (530,641)     (1,576,394)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (37,735)        (86,413)     (1,862,227)       (473,846)       (505,350)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     169,388,211       4,459,537       1,391,017         389,637      22,825,558
  Cost of mutual fund shares sold........    (158,069,751)     (4,576,878)     (1,110,585)       (408,471)    (20,001,471)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..      11,318,460        (117,341)        280,432         (18,834)      2,824,087
  Change in unrealized gain (loss)
    on investments.......................      10,631,802         489,713      58,793,652      17,909,633         700,174
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      21,950,262         372,372      59,074,084      17,890,799       3,524,261
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         691,619         116,340       5,159,836         417,852       2,093,404
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      22,604,146         402,299      62,371,693      17,834,805       5,112,315
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      31,661,483      21,535,431     210,779,869      95,817,883     111,530,050
  Transfers between funds................      13,663,206       3,800,935      32,806,150      13,757,369      (2,530,648)
  Redemptions............................      (1,724,410)       (383,762)     (9,615,920)     (2,362,374)     (6,562,117)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (34,214)         (3,534)       (187,997)        (32,976)       (125,543)
  Adjustments to maintain reserves.......          (5,141)            163          (1,122)        (59,196)          2,854
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      43,560,924      24,949,233     233,780,980     107,120,706     102,314,596
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      66,165,070      25,351,532     296,152,673     124,955,511     107,426,911
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      26,272,538         921,006     128,667,017       3,711,506     100,601,545
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   92,437,608      26,272,538     424,819,690     128,667,017     208,028,456
                                           ==============  ==============  ==============  ==============   =============


                                             FidVIPGrOpS              MSEmMkt
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      67,013         790,752         387,439
  Mortality and expense risk charges
    (note 2).............................        (458,675)        (47,240)        (21,405)
                                           --------------  --------------  --------------
    Net investment activity..............        (391,662)        743,512         366,034
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         312,351       6,942,907       1,077,168
  Cost of mutual fund shares sold........        (318,329)     (7,221,261)     (1,547,782)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          (5,978)       (278,354)       (470,614)
  Change in unrealized gain (loss)
    on investments.......................      11,843,161         798,575        (967,487)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......      11,837,183         520,221      (1,438,101)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         232,948               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      11,678,469       1,263,733      (1,072,067)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      79,527,836       2,576,386       3,872,593
  Transfers between funds................       8,581,600        (170,498)        313,112
  Redemptions............................      (1,722,323)       (205,541)        (58,191)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (20,999)         (2,930)           (253)
  Adjustments to maintain reserves.......         (21,308)              4             (62)
                                           --------------  --------------  --------------
      Net equity transactions............      86,344,806       2,197,421       4,127,199
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      98,023,275       3,461,154       3,055,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       2,578,270       3,251,340         196,208
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  100,601,545       6,712,494       3,251,340
                                           ==============  ==============  ==============

                                                                     (continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATBal                        NSATCapAp                NSATEqInc
                                          ------------------------------  ------------------------------   -------------
                                              1999            1998             1999            1998            1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $    2,113,096         683,468       1,872,928         750,851          70,825
  Mortality and expense risk charges
    (note 2).............................       (578,114)       (176,388)     (2,766,087)       (789,249)       (190,451)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      1,534,982         507,080        (893,159)        (38,398)       (119,626)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..        953,859         181,876      20,410,418       2,717,344         662,257
  Cost of mutual fund shares sold........       (907,065)       (178,647)    (17,291,814)     (2,728,836)       (533,418)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         46,794           3,229       3,118,604         (11,492)        128,839
  Change in unrealized gain (loss)
    on investments.......................     (2,325,487)        328,826     (18,009,623)     14,966,388       3,294,853
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......     (2,278,693)        332,055     (14,891,019)     14,954,896       3,423,692
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         10,762         115,971      22,036,681       5,341,096          10,580
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       (732,949)        955,106       6,252,503      20,257,594       3,314,646
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     40,680,546      33,253,731     186,868,647     150,374,491      10,827,322
  Transfers between funds................     (2,694,018)      4,913,679     (33,840,307)     25,963,419       1,031,331
  Redemptions............................     (2,544,229)       (833,930)    (12,585,838)     (3,752,392)     (1,057,143)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................        (32,122)         (8,225)       (275,367)        (30,248)        (20,478)
  Adjustments to maintain reserves.......         44,627             177         (12,885)         53,212             (31)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     35,454,804      37,325,432     140,154,250     172,608,482      10,781,001
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     34,721,855      38,280,538     146,406,753     192,866,076      14,095,647
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     39,173,071         892,533     195,527,481       2,661,405      12,791,973
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $   73,894,926      39,173,071     341,934,234     195,527,481      26,887,620
                                          ==============  ==============  ==============  ==============   =============

                                            NSATEqInc                NSATGlobEq
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         75,504          84,740         141,975
  Mortality and expense risk charges
    (note 2).............................        (66,726)       (244,287)        (76,522)
                                          --------------  --------------  --------------
    Net investment activity..............          8,778        (159,547)         65,453
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..        376,534         526,452         685,356
  Cost of mutual fund shares sold........       (366,898)       (401,585)       (668,251)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..          9,636         124,867          17,105
  Change in unrealized gain (loss)
    on investments.......................        869,248       4,354,472         936,891
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......        878,884       4,479,339         953,996
                                          --------------  --------------  --------------
  Reinvested capital gains...............        137,183       1,182,461          98,132
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      1,024,845       5,502,253       1,117,581
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     10,836,292      15,224,818      12,466,313
  Transfers between funds................        736,897       2,201,223       1,290,714
  Redemptions............................       (392,814)       (854,333)       (359,325)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................         (5,629)         (8,941)         (2,129)
  Adjustments to maintain reserves.......           (359)          8,686              35
                                          --------------  --------------  --------------
      Net equity transactions............     11,174,387      16,571,453      13,395,608
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     12,199,232      22,073,706      14,513,189
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        592,741      15,026,672         513,483
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     12,791,973      37,100,378      15,026,672
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       NSATGvtBd                      NSATHIncBd             NSATMyMkt
                                          ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998           1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $   11,115,708       4,068,221       3,747,180       1,175,418      13,994,349
  Mortality and expense risk charges
    (note 2).............................     (1,915,411)       (617,861)       (429,794)       (140,356)     (3,003,994)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      9,200,297       3,450,360       3,317,386       1,035,062      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     19,852,089       6,875,359      17,841,203       1,434,798     914,095,013
  Cost of mutual fund shares sold........    (20,364,218)     (6,712,656)    (18,615,221)     (1,454,954)   (914,095,013)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       (512,129)        162,703        (774,018)        (20,156)              -
  Change in unrealized gain (loss)
    on investments.......................    (15,046,720)         96,330      (1,931,626)       (637,940)              -
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......    (15,558,849)        259,033      (2,705,644)       (658,096)              -
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............        458,147         644,842          20,477               -               -
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     (5,900,405)      4,354,235         632,219         376,966      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    155,714,369     135,535,861      26,877,564      26,481,762     513,201,591
  Transfers between funds................    (31,118,681)     (2,966,402)     (4,776,516)      2,932,999    (270,070,521)
  Redemptions............................    (12,549,617)     (4,331,237)     (2,757,819)       (701,614)    (35,394,012)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (152,236)        (23,933)        (38,131)         (4,542)       (569,286)
  Adjustments to maintain reserves.......         (5,324)          1,128           1,005             (12)         66,186
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    111,888,511     128,215,417      19,306,103      28,708,593     207,233,958
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    105,988,106     132,569,652      19,938,322      29,085,559     218,224,313
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    135,739,661       3,170,009      29,999,540         913,981     191,311,362
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $  241,727,767     135,739,661      49,937,862      29,999,540     409,535,675
                                          ==============  ==============  ==============  ==============   =============


                                             NSATMyMkt              NSATMSecBd
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................      5,541,671       3,046,558       1,155,410
  Mortality and expense risk charges
    (note 2).............................     (1,078,918)       (461,845)       (177,722)
                                          --------------  --------------  --------------
    Net investment activity..............      4,462,753       2,584,713         977,688
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..     74,592,150       3,225,045         474,327
  Cost of mutual fund shares sold........    (74,592,150)     (3,438,764)       (482,830)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..              -        (213,719)         (8,503)
  Change in unrealized gain (loss)
    on investments.......................              -      (1,852,549)       (757,239)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......              -      (2,066,268)       (765,742)
                                          --------------  --------------  --------------
  Reinvested capital gains...............              -               -          31,361
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      4,462,753         518,445         243,307
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    406,622,866      27,508,026      29,533,663
  Transfers between funds................   (219,515,750)     (1,144,670)      4,903,909
  Redemptions............................    (13,347,779)     (2,473,128)       (761,323)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................       (133,217)        (41,232)         (7,092)
  Adjustments to maintain reserves.......         36,549            (217)             78
                                          --------------  --------------  --------------
      Net equity transactions............    173,662,669      23,848,779      33,669,235
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    178,125,422      24,367,224      33,912,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     13,185,940      34,953,838       1,041,296
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    191,311,362      59,321,062      34,953,838
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATMidCap                      NSATSmCapG              NSATSmCapV
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       26,390          40,624               -               -               -
  Mortality and expense risk charges
    (note 2).............................        (100,293)        (39,241)        (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (73,903)          1,383         (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       1,719,925       1,063,903       5,179,636               -      26,947,959
  Cost of mutual fund shares sold........      (1,627,057)     (1,093,420)     (4,606,174)              -     (24,503,029)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          92,868         (29,517)        573,462               -       2,444,930
  Change in unrealized gain (loss)
    on investments.......................       1,139,778         397,911       3,274,222               -      (2,252,934)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......       1,232,646         368,394       3,847,684               -         191,996
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         906,636               -         510,845               -      11,306,131
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       2,065,379         369,777       4,341,254               -      11,050,591
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       5,311,828       6,187,234       3,532,204               -      25,899,735
  Transfers between funds................         629,075         558,871       6,524,803               -       3,995,622
  Redemptions............................        (506,127)        (98,756)        (67,415)              -      (1,693,497)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (6,847)         (2,133)           (334)              -         (30,984)
  Adjustments to maintain reserves.......           4,046               6         (77,860)              -          16,893
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............       5,431,975       6,645,222       9,911,398               -      28,187,769
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       7,497,354       7,014,999      14,252,652               -      39,238,360
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       7,244,061         229,062               -               -      29,728,543
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   14,741,415       7,244,061      14,252,652               -      68,966,903
                                           ==============  ==============  ==============  ==============   =============

                                             NSATSmCapV               NSATSmCo
                                           --------------  ------------------------------
                                                1998            1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -               -               -
  Mortality and expense risk charges
    (note 2).............................   $    (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------
    Net investment activity..............        (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,135,282      98,840,506       1,735,242
  Cost of mutual fund shares sold........      (2,330,458)    (90,285,318)     (1,907,541)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (195,176)      8,555,188        (172,299)
  Change in unrealized gain (loss)
    on investments.......................         (40,635)     15,852,354         424,838
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (235,811)     24,407,542         252,539
                                           --------------  --------------  --------------
  Reinvested capital gains...............               -       4,052,068               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (375,092)     27,868,925          37,754
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      24,448,985      28,999,047      35,742,935
  Transfers between funds................       5,269,520       4,674,356       6,599,455
  Redemptions............................        (761,878)     (2,442,726)       (919,776)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (10,195)        (58,681)         (7,264)
  Adjustments to maintain reserves.......              49             967               6
                                           --------------  --------------  --------------
      Net equity transactions............      28,946,481      31,172,963      41,415,356
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      28,571,389      59,041,888      41,453,110
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       1,157,154      43,011,425       1,558,315
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $  29,728,543     102,053,313      43,011,425
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                      NSATStrGro                      NSATStrVal              NSATTotRe
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -               -         114,007          63,791       2,607,845
  Mortality and expense risk charges
    (note 2).............................        (279,828)        (43,967)       (135,462)        (72,683)     (3,940,689)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (279,828)        (43,967)        (21,455)         (8,892)     (1,332,844)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       7,402,907         487,613       5,077,140       1,450,301       5,635,213
  Cost of mutual fund shares sold........      (5,535,789)       (466,818)     (5,576,119)     (1,513,062)     (4,896,728)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,867,118          20,795        (498,979)        (62,761)        738,485
  Change in unrealized gain (loss)
    on investments.......................      18,826,217         809,463        (536,035)       (125,831)      2,068,214
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      20,693,335         830,258      (1,035,014)       (188,592)      2,806,699
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       4,290,875               -         422,281               -      18,733,710
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      24,704,382         786,291        (634,188)       (197,484)     20,207,565
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      22,842,076       7,304,155       5,369,174      12,996,713     236,961,792
  Transfers between funds................      32,390,564         441,689      (3,499,556)        616,493     (11,925,544)
  Redemptions............................      (1,318,965)       (118,200)       (549,563)       (291,210)    (20,433,946)
  Annuity benefits ......................               -               -               -               -          (1,253)
  Contingent deferred sales charges
    (note 2).............................         (31,712)         (2,477)        (11,600)         (1,123)       (403,251)
  Adjustments to maintain reserves.......             881             (24)           (138)           (115)            (74)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      53,882,844       7,625,143       1,308,317      13,320,758     204,197,724
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      78,587,226       8,411,434         674,129      13,123,274     224,405,289
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       8,737,476         326,042      13,606,737         483,463     285,881,294
                                           --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period....  $   87,324,702       8,737,476      14,280,866      13,606,737     510,286,583
                                           ==============  ==============  ==============  ==============   =============

                                              NSATTotRe               NBAMTGuard
                                           --------------  ------------------------------
                                                1998             1999           1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       1,708,752         136,645           1,976
  Mortality and expense risk charges
    (note 2).............................      (1,383,759)       (509,102)       (150,013)
                                           --------------  --------------  --------------
    Net investment activity..............         324,993        (372,457)       (148,037)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         467,344      11,010,636       3,798,426
  Cost of mutual fund shares sold........        (439,529)    (10,638,188)     (3,492,087)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          27,815         372,448         306,339
  Change in unrealized gain (loss)
    on investments.......................       4,936,630       5,598,352         594,984
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       4,964,445       5,970,800         901,323
                                           --------------  --------------  --------------
  Reinvested capital gains...............      11,040,291               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,329,729       5,598,343         753,286
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     262,212,521      30,029,433      24,467,744
  Transfers between funds................       8,063,395      (1,195,248)      7,388,132
  Redemptions............................      (6,698,439)     (1,949,424)       (704,350)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (83,262)        (43,794)         (8,663)
  Adjustments to maintain reserves.......            (796)           (171)            (16)
                                           --------------  --------------  --------------
      Net equity transactions............     263,493,419      26,840,796      31,142,847
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     279,823,148      32,439,139      31,896,133
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       6,058,146      32,358,200         462,067
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     285,881,294      64,797,339      32,358,200
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     NBAMTMCGr                       NBAMTPart                 OppAggGro
                                           ------------------------------  ------------------------------   -------------
                                               1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -           2,804       1,329,409         110,164               -
  Mortality and expense risk charges
    (note 2).............................        (486,685)       (128,063)     (1,181,540)       (710,975)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (486,685)       (125,259)        147,869        (600,811)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       9,847,995       2,635,124      14,525,051      11,129,126      66,676,730
  Cost of mutual fund shares sold........      (8,329,873)     (2,223,804)    (15,847,800)    (12,460,209)    (54,000,617)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,518,122         411,320      (1,322,749)     (1,331,083)     12,676,113
  Change in unrealized gain (loss)
    on investments.......................      29,692,933       4,390,487       5,530,836      (3,000,603)     36,427,451
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      31,211,055       4,801,807       4,208,087      (4,331,686)     49,103,564
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         854,495          19,626       2,312,016       3,470,168               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      31,578,865       4,696,174       6,667,972      (1,462,329)     48,541,466
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,386,252      18,933,486      35,775,813     107,647,557      40,719,412
  Transfers between funds................       6,571,008       3,753,367     (18,685,095)     (8,050,973)     32,955,048
  Redemptions............................      (1,774,431)       (610,060)     (4,980,093)     (2,536,518)     (2,221,684)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (37,463)         (5,247)       (115,843)        (22,496)        (49,415)
  Adjustments to maintain reserves.......             623          10,095            (187)         (1,292)          1,821
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      44,145,989      22,081,641      11,994,595      97,036,278      71,405,182
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      75,724,854      26,777,815      18,662,567      95,573,949     119,946,648
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      28,359,137       1,581,322     108,935,535      13,361,586      27,386,709
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  104,083,991      28,359,137     127,598,102     108,935,535     147,333,357
                                           ==============  ==============  ==============  ==============   =============

                                              OppAggGro               OppCapAp
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           9,456         188,198          37,971
  Mortality and expense risk charges
    (note 2).............................        (119,282)       (871,318)       (174,030)
                                           --------------  --------------  --------------
    Net investment activity..............        (109,826)       (683,120)       (136,059)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,420,396       1,778,562         597,638
  Cost of mutual fund shares sold........      (1,460,125)     (1,466,097)       (673,390)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (39,729)        312,465         (75,752)
  Change in unrealized gain (loss)
    on investments.......................       1,711,620      36,882,889       4,326,733
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       1,671,891      37,195,354       4,250,981
                                           --------------  --------------  --------------
  Reinvested capital gains...............          97,107       2,067,307         458,139
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       1,659,172      38,579,541       4,573,061
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      21,395,189      69,998,087      34,076,956
  Transfers between funds................       4,014,156      26,275,783       2,552,479
  Redemptions............................        (398,429)     (3,288,357)       (796,810)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (3,886)        (64,894)        (15,293)
  Adjustments to maintain reserves.......              66             822              (7)
                                           --------------  --------------  --------------
      Net equity transactions............      25,007,096      92,921,441      35,817,325
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      26,666,268     131,500,982      40,390,386
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         720,441      41,340,619         950,233
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      27,386,709     172,841,601      41,340,619
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     OppGrinc                       VEWrldEMkt                VEWrldHAs
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       256,716         15,499             -            10,120          32,691
  Mortality and expense risk charges
    (note 2).............................        (821,624)       (226,980)       (135,165)        (30,563)        (47,094)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (564,908)       (211,481)       (135,165)        (20,443)        (14,403)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,205,547       1,051,542      49,595,652       1,437,687      33,912,002
  Cost of mutual fund shares sold........      (2,181,405)     (1,137,377)    (44,294,831)     (1,801,946)    (33,450,865)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          24,142         (85,835)      5,300,821        (364,259)        461,137
  Change in unrealized gain (loss)
    on investments.......................      16,554,000        (156,268)      6,929,541        (898,926)        349,586
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      16,578,142        (242,103)     12,230,362      (1,263,185)        810,723
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         432,510         341,298               -           8,995               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,445,744        (112,286)     12,095,197      (1,274,633)        796,320
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      71,680,449      47,098,256       8,623,115       5,631,777       2,392,796
  Transfers between funds................       5,709,038       4,855,602      10,280,791        (119,473)      1,791,654
  Redemptions............................      (3,803,771)     (1,267,689)     (1,025,890)       (159,609)       (245,453)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (65,301)        (14,711)        (32,807)           (976)         (1,862)
  Adjustments to maintain reserves.......             129               6             621             120               5
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      73,520,544      50,671,464      17,845,830       5,351,839       3,937,140
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      89,966,288      50,559,178      29,941,027       4,077,206       4,733,460
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      51,643,553       1,084,375       4,734,742         657,536       2,047,555
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  141,609,841      51,643,553      34,675,769       4,734,742       6,781,015
                                           ==============  ==============  ==============  ==============   =============

                                              VEWrldHAs               VKMSRESec
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           2,513       1,176,823          10,631
  Mortality and expense risk charges
    (note 2).............................         (13,210)       (195,387)       (114,486)
                                           --------------  --------------  --------------
    Net investment activity..............         (10,697)        981,436        (103,855)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,320,656       8,332,839       1,342,798
  Cost of mutual fund shares sold........      (1,839,705)     (9,623,986)     (1,619,581)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (519,049)     (1,291,147)       (276,783)
  Change in unrealized gain (loss)
    on investments.......................         (85,920)       (722,279)     (1,172,272)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (604,969)     (2,013,426)     (1,449,055)
                                           --------------  --------------  --------------
  Reinvested capital gains...............          61,720               -         104,608
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (553,946)     (1,031,990)     (1,448,302)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,371,551       8,349,713      17,955,980
  Transfers between funds................         111,448      (3,211,414)        861,422
  Redemptions............................        (100,995)       (943,773)       (416,792)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................            (454)        (21,748)         (1,112)
  Adjustments to maintain reserves.......            (228)           (165)           (276)
                                           --------------  --------------  --------------
      Net equity transactions............       2,381,322       4,172,613      18,399,222
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       1,827,376       3,140,623      16,950,920
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         220,179      18,011,188       1,060,268
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       2,047,555      21,151,811      18,011,188
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       VVIFDStk                        VVIFIQBd               VVIFSmCoOPP
                                            ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $       13,921               -          31,107               -           6,490
  Mortality and expense risk charges
    (note 2).............................           (7,664)              -          (1,470)              -            (889)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............            6,257               -          29,637               -           5,601
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..           79,603               -          18,422               -             291
  Cost of mutual fund shares sold........          (82,834)              -         (18,483)              -            (310)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..           (3,231)              -             (61)              -             (19)
  Change in unrealized gain (loss)
    on investments.......................          164,023               -         (32,432)              -          11,787
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......          160,792               -         (32,493)              -          11,768
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................          167,049               -          (2,856)              -          17,369
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        3,821,737               -       1,758,972               -       1,359,026
  Transfers between funds................           65,984               -               -               -               -
  Redemptions............................          (13,451)              -          (1,445)              -               -
  Annuity benefits ......................                -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (305)              -             (43)              -               -
  Adjustments to maintain reserves.......           (3,436)              -         (22,296)              -          (5,256)
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............        3,870,529               -       1,735,188               -       1,353,770
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        4,037,578               -       1,732,332               -       1,371,139
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $    4,037,578               -       1,732,332               -       1,371,139
                                            ==============  ==============  ==============  ==============   =============

                                             VVIFSmCoOPP               WPGrinc
                                            --------------  ------------------------------
                                                1998             1999            1998
                                            --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                -         173,949         108,063
  Mortality and expense risk charges
    (note 2).............................                -        (178,005)        (65,537)
                                            --------------  --------------  --------------
    Net investment activity..............                -          (4,056)         42,526
                                            --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                -       5,363,260         492,211
  Cost of mutual fund shares sold........                -      (5,013,179)       (462,324)
                                            --------------  --------------  --------------
    Realized gain (loss) on investments..                -         350,081          29,887
  Change in unrealized gain (loss)
    on investments.......................                -        (232,251)        416,403
                                            --------------  --------------  --------------
    Net gain (loss) on investments.......                -         117,830         446,290
                                            --------------  --------------  --------------
  Reinvested capital gains...............                -         313,236               -
                                            --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................                -         427,010         488,816
                                            --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                -       8,990,039      11,279,862
  Transfers between funds................                -      (3,279,579)      1,072,048
  Redemptions............................                -        (785,224)       (178,134)
  Annuity benefits ......................                -               -               -
  Contingent deferred sales charges
    (note 2).............................                -          (8,341)         (1,134)
  Adjustments to maintain reserves.......                -         (17,238)           (786)
                                            --------------  --------------  --------------
      Net equity transactions............                -       4,899,657      12,171,856
                                            --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                -       5,326,667      12,660,672
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -      13,095,692         435,020
                                            --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                -      18,422,359      13,095,692
                                            ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                        WPIntEq                        WPPVenCap
                                            ------------------------------  ------------------------------
                                                 1999            1998            1999            1998
                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      323,682          82,563               -               -
  Mortality and expense risk charges
    (note 2).............................         (245,117)        (89,474)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------
    Net investment activity..............           78,565          (6,911)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      158,927,167       2,101,509      20,338,944       1,184,605
  Cost of mutual fund shares sold........     (149,550,425)     (2,099,792)    (17,967,401)     (1,319,705)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..        9,376,742           1,717       2,371,543        (135,100)
  Change in unrealized gain (loss)
    on investments.......................        4,764,159        (655,153)      4,746,233         268,939
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......       14,140,901        (653,436)      7,117,776         133,839
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains...............                -               -               -               -
                                            --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       14,219,466        (660,347)      7,015,734         103,598
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        7,668,878      14,240,840       3,304,912       5,338,928
  Transfers between funds................        5,802,849       1,644,029       5,171,722       1,058,670
  Redemptions............................       (1,105,825)       (211,060)       (382,170)       (134,332)
  Annuity benefits ......................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (28,643)         (2,448)         (9,129)           (810)
  Adjustments to maintain reserves.......          (44,309)           (112)             86              15
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       12,292,950      15,671,249       8,085,421       6,262,471
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       26,512,416      15,010,902      15,101,155       6,366,069
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       15,824,159         813,257       6,508,542         142,473
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $   42,336,575      15,824,159      21,609,697       6,508,542
                                            ==============  ==============  ==============  ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equities Fund (DryEuroEq)

              Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund ( Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc) Nationwide SAT - Global Equity Fund (NSATGlobEq) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)

                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van
              Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolio of the Victory Variable Insurance Funds ( Victory VIF);
                Victory VIF - Diversified Stock Fund - Class A (VVIFDStk) Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd) Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.65% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus.

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1999:


                                    TOTAL       ACVPIncGr         ACVPInt        ACVPValue        DrySRGro
                             ------------    ------------    ------------     ------------    ------------
         0.95% ............. $ 21,757,026         530,318         491,566          169,162         435,760
         1.00% .............   14,345,607         320,932         302,747           83,416         294,442
         1.05% .............    2,884,191          53,209          53,182           21,258          52,669
         1.10% .............      336,355          19,660           3,060              625          32,335
         1.15% .............       88,576           4,321           1,274              193           5,557
         1.20% .............      686,547          23,828          16,105           11,432          17,405
         1.25% .............      131,921           5,332           3,969            3,047           2,554
         1.30% .............       27,305           1,049             307                1           2,523
         1.35% .............        1,720             146              14                -              48
         1.40% .............    2,453,510          68,402          74,241           15,312          30,250
         1.45% .............       13,227             146             375               14             496
         1.50% .............       26,101             383           1,200              215             505
         1.55% .............        1,890               -               3              114               5
         1.60% .............          301               -               -                -               5
         1.65% .............        4,975              82              21                6             141
         1.70% .............          695               7               1                -              12
         1.75% .............           94              20               -                2               2
         1.80% .............            2               -               -                -               -
                             ------------    ------------    ------------     ------------    ------------
            Total .......... $ 42,760,043       1,027,835         948,065          304,797         874,709
                             ============    ============    ============     ============    ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                 DryStkix             DryCapAp           DryEuroEq            FedQualBd           FidVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  3,016,838              589,617               1,284                9,265           1,404,837
         1.00% ............     2,024,620              363,958                 576                5,642           1,054,365
         1.05% ............       377,296               90,450                  24                  686             234,084
         1.10% ............        56,608               14,946                  13                  145              12,542
         1.15% ............        15,814                5,757                   -                   75               2,703
         1.20% ............        87,196               29,645                 242                  439              34,175
         1.25% ............        16,805                3,147                  45                    9              10,460
         1.30% ............         7,002                2,173                   3                    5               1,165
         1.35% ............           313                   57                   -                    -                  24
         1.40% ............       305,698               55,571                 275                3,590              86,918
         1.45% ............         1,705                  314                   -                    -               1,448
         1.50% ............         5,114                  775                   -                   58               1,192
         1.55% ............           251                    4                   -                    -                 210
         1.60% ............            71                    -                   -                    -                   -
         1.65% ............           196                   16                   -                   12                 143
         1.70% ............           148                    3                   -                    -                  46
         1.75% ............            28                    6                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  5,915,703            1,156,439               2,462               19,926           2,844,312
                             ============         ============        ============         ============        ============



                                FidVIPGrS            FidVIPHIS           FidVIPOvS           FidVIPConS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  1,493,811              745,195             242,387            1,313,821             747,075
         1.00% ............     1,070,697              456,701             131,511              875,110             619,622
         1.05% ............       186,137              142,636              34,707              141,335             100,891
         1.10% ............        32,456                5,464                 974               28,621               4,981
         1.15% ............         9,401                1,244                 251                4,870                 636
         1.20% ............        80,167               13,927               9,541               67,792              24,590
         1.25% ............        12,973                3,815               2,593                7,593               3,367
         1.30% ............         1,883                  167                  35                2,627                 129
         1.35% ............           130                   13                  10                   56                   5
         1.40% ............       209,213               89,860              44,059              120,968              74,271
         1.45% ............         1,510                  115                  72                  391                  52
         1.50% ............         2,173                  393                 385                2,165                 664
         1.55% ............           231                   17                   3                  122                  95
         1.60% ............            73                    -                   -                    -                   -
         1.65% ............         2,216                    8                   9                  281                  13
         1.70% ............           200                    -                   2                   79                   3
         1.75% ............             3                    -                   -                   10                   -
         1.80% ............             1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  3,103,275            1,459,555             466,539            2,565,841           1,576,394
                             ============         ============        ============         ============        ============



                                  MSEmMkt              NSATBal           NSATCapAp            NSATEqInc         NSATGlobEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,299              309,458           1,481,740               92,487             120,101
         1.00% ............        10,632              207,599             933,311               76,651              78,975
         1.05% ............         3,619               38,488             161,644               13,852              18,186
         1.10% ............            79                2,657              23,382                  325               1,292
         1.15% ............            25                  500              10,326                  128                 233
         1.20% ............         2,260                4,301              36,734                3,120               4,014
         1.25% ............            44                  666               5,016                  159               1,475
         1.30% ............             -                  381               1,371                    6                  26
         1.35% ............             -                   44                 125                    -                   1
         1.40% ............         3,278               13,748             110,388                3,561              19,763
         1.45% ............             -                   94                 539                   20                  27
         1.50% ............             -                  166                 610                  113                 140
         1.55% ............             -                    -                 115                    -                  54
         1.60% ............             -                    -                  63                    -                   -
         1.65% ............             4                   11                 722                   17                   -
         1.70% ............             -                    1                   1                    6                   -
         1.75% ............             -                    -                   -                    6                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     47,240              578,114           2,766,087              190,451             244,287
                             ============         ============        ============         ============        ============



                                NSATGvtBd           NSATHIncBd           NSATMyMkt           NSATMSecBd          NSATMidCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    990,037              204,521           1,352,383              235,173              50,518
         1.00% ............       643,567              144,262             794,629              151,781              34,803
         1.05% ............       154,193               49,974             208,688               47,907               9,262
         1.10% ............         9,747                  598              10,654                  233                 512
         1.15% ............         5,137                  202               1,159                  274                  76
         1.20% ............        10,538                3,088              56,604                2,859                 891
         1.25% ............         4,554                  609               8,624                  239                  61
         1.30% ............           224                   11                  69                   19                   2
         1.35% ............             6                    -                 584                    -                   -
         1.40% ............        96,366               26,223             566,291               23,247               4,046
         1.45% ............           433                  118               1,006                   24                   -
         1.50% ............           583                  132               3,134                   28                  27
         1.55% ............             9                    5                   -                    -                  92
         1.60% ............             5                    3                   -                    -                   -
         1.65% ............             8                   48                 166                   61                   3
         1.70% ............             -                    -                   3                    -                   -
         1.75% ............             4                    -                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,915,411              429,794           3,003,994              461,845             100,293
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                               NSATSmCapG           NSATSmCapV            NSATSmCo           NSATStrGro          NSATStrVal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $      8,888              254,795             307,391              158,226              82,767
         1.00% .............        4,485              127,478             192,099               77,342              35,717
         1.05% .............        1,287               33,249              35,675               12,673              12,621
         1.10% .............           44                2,654               1,852                2,093                 156
         1.15% .............            8                  618                 452                  430                  63
         1.20% .............          622                4,811               4,691                7,476                 742
         1.25% .............          211                1,208               1,319                2,035                 153
         1.30% .............            2                   60                  96                   60                   1
         1.35% .............            -                    5                   4                    -                   -
         1.40% .............        1,371               22,257              46,795               18,687               2,893
         1.45% .............           87                  139                  32                  207                 127
         1.50% .............          270                  260                 277                  547                 222
         1.55% .............            -                    -                   -                    2                   -
         1.60% .............            -                    2                   -                    4                   -
         1.65% .............            -                    -                   -                   38                   -
         1.70% .............            -                    -                   2                    8                   -
         1.75% .............            -                    -                   -                    -                   -
         1.80% .............            -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $     17,275              447,536             590,685              279,828             135,462
                             ============         ============        ============         ============        ============



                                NSATTotRe           NBAMTGuard           NBAMTMCGr            NBAMTPart           OppAggGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $  2,108,337              236,980             248,428              624,656             295,789
         1.00% .............    1,452,523              185,756             158,289              449,076             162,366
         1.05% .............      227,585               42,007              38,476               71,153              32,685
         1.10% .............       38,153                4,898               5,110                2,579               4,818
         1.15% .............       10,041                  844                 698                  929               1,135
         1.20% .............       18,885               10,395              14,834                9,160              11,285
         1.25% .............        6,859                  675               1,521                3,516               4,384
         1.30% .............        3,288                  305                 333                  158                 347
         1.35% .............           95                    -                   1                    -                   2
         1.40% .............       71,871               26,977              18,251               19,974              47,983
         1.45% .............        1,957                   49                 204                  186                 498
         1.50% .............          671                  212                 411                  120                 677
         1.55% .............          336                    3                 105                   12                   3
         1.60% .............            -                    -                   -                    -                   -
         1.65% .............           31                    1                  17                   21                 101
         1.70% .............           51                    -                   7                    -                  25
         1.75% .............            5                    -                   -                    -                   -
         1.80% .............            1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $  3,940,689              509,102             486,685            1,181,540             562,098
                             ============         ============        ============         ============        ============




                                 OppCapAp             OppGrinc          VEWrldEMkt            VEWrldHAs           VKMSRESec
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    453,566              404,018              73,513               25,572             116,110
         1.00% ............       293,967              285,168              35,483               12,580              57,784
         1.05% ............        51,851               65,935               9,350                3,386              11,719
         1.10% ............         6,885                3,782                 420                  141                 260
         1.15% ............         1,555                1,173                  69                   28                  74
         1.20% ............        19,500               18,378               3,124                1,337               3,074
         1.25% ............         3,703                5,683                 713                  161                 109
         1.30% ............         1,025                  295                  21                   37                  22
         1.35% ............            32                    5                   -                    -                   -
         1.40% ............        38,023               35,301              12,356                3,827               6,216
         1.45% ............            96                  598                 105                    8                   -
         1.50% ............           958                  835                  11                   17                  19
         1.55% ............             -                   95                   -                    -                   -
         1.60% ............            72                    -                   -                    -                   -
         1.65% ............            70                  282                   -                    -                   -
         1.70% ............             9                   75                   -                    -                   -
         1.75% ............             6                    1                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    871,318              821,624             135,165               47,094             195,387
                             ============         ============        ============         ============        ============


                                 VVIFDStk             VVIFIQBd         VVIFSmCoOpp              WPGrInc             WPintEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $          -                    -                   -              107,503             137,775
         1.00% ............             -                    -                   -               50,145              61,839
         1.05% ............             -                    -                   -               13,682              15,866
         1.10% ............             -                    -                   -                  129                 177
         1.15% ............             -                    -                   -                  122                 181
         1.20% ............         7,367                1,387                 850                1,775               3,193
         1.25% ............            73                   17                  14                  349               1,728
         1.30% ............             -                    -                   -                    -                   5
         1.35% ............             -                    -                   -                    -                   -
         1.40% ............             -                    -                   -                4,093              24,158
         1.45% ............             -                    -                   -                    -                  35
         1.50% ............           115                    5                  10                  196                 113
         1.55% ............             -                    -                   -                    4                   -
         1.60% ............             -                    -                   -                    -                   3
         1.65% ............           109                   61                  15                    -                  44
         1.70% ............             -                    -                   -                    6                   -
         1.75% ............             -                    -                   -                    1                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $      7,664                1,470                 889              178,005             245,117
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                                WPPVenCap
                             ------------
         0.95% ............  $     58,059
         1.00% ............        22,961
         1.05% ............        10,614
         1.10% ............           295
         1.15% ............             -
         1.20% ............         2,768
         1.25% ............           334
         1.30% ............            72
         1.35% ............             -
         1.40% ............         6,938
         1.45% ............             -
         1.50% ............             -
         1.55% ............             -
         1.60% ............             -
         1.65% ............             1
         1.70% ............             -
         1.75% ............             -
         1.80% ............             -
                             ------------
            Total .........  $    102,042
                             ============


         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1998:


                                    TOTAL            ACVPIncGr            ACVPint            ACVPValue            DrySRGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  6,687,096              104,919             135,323               68,970              87,632
         1.00% ............     4,480,001               64,746              74,971               44,443              63,281
         1.05% ............     1,009,646               13,006              14,635                8,106              13,367
         1.10% ............           909                   46                   9                    4                  51
         1.15% ............           244                   14                   9                    -                  15
         1.20% ............         1,510                   19                   2                   24                  13
         1.25% ............           131                    -                   -                    2                  15
         1.30% ............            50                    -                   -                    -                   6
         1.35% ............            37                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $ 12,179,624              182,750             224,953              121,549             164,380
                             ============         ============        ============         ============        ============



                                 DryStkix             DryCapAp           FidVIPEIS            FidVIPGrS           FidVIPHIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    736,785              111,207             505,712              212,170             294,475
         1.00% ............       495,327               62,252             395,500              166,839             193,581
         1.05% ............       102,440               17,737              90,638               35,112              58,296
         1.10% ............           137                   62                  58                   51                  22
         1.15% ............            51                   27                   7                   10                   5
         1.20% ............           305                   19                  41                   99                  16
         1.25% ............            30                    -                  22                    6                   -
         1.30% ............             2                    4                  14                    1                   -
         1.35% ............             5                    4                   -                    -                   4
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,335,082              191,312             991,992              414,288             546,399
                             ============         ============        ============         ============        ============




                                FidVIPOvS           FidVIPCOnS         FidVIPGrOpS              MSEmMkt             NSATBal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     70,614              299,506             225,407               13,756              90,403
         1.00% ............        42,096              193,026             198,453                5,701              70,281
         1.05% ............        13,142               37,910              34,785                1,939              15,676
         1.10% ............             -                   67                  23                    -                  11
         1.15% ............             2                   15                   -                    -                   7
         1.20% ............            32                  115                   7                    8                   9
         1.25% ............             -                    -                   -                    1                   -
         1.30% ............             -                    2                   -                    -                   1
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    125,886              530,641             458,675               21,405             176,388
                             ============         ============        ============         ============        ============


                                NSATCapAp           NSATEqinc          NSATGlobEq            NSATGvtBd          NSATHIncBd
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    465,341               34,439              39,570              325,601              70,627
         1.00% ............       270,821               27,139              28,746              228,102              51,930
         1.05% ............        52,969                5,129               8,199               64,068              17,784
         1.10% ............            81                    -                   5                   51                   -
         1.15% ............            20                    1                   -                   13                   -
         1.20% ............            17                   18                   -                   11                  14
         1.25% ............             -                    -                   2                   14                   1
         1.30% ............             -                    -                   -                    1                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    789,249               66,726              76,522              617,861             140,356
                             ============         ============        ============         ============        ============


                                NSATMyMkt           NSATMSecBd          NSATMidCap           NSATSmCapV            NSATSmCo
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    597,802               95,878              20,251               83,736             117,084
         1.00% ............       367,633               61,058              14,445               45,868              81,828
         1.05% ............       112,880               20,762               4,536                9,629              15,866
         1.10% ............            56                    2                   9                    7                   7
         1.15% ............             1                    -                   -                    4                   -
         1.20% ............           530                   20                   -                   35                   -
         1.25% ............             -                    1                   -                    2                   -
         1.30% ............             -                    1                   -                    -                   -
         1.35% ............            16                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,078,918              177,722              39,241              139,281             214,785
                             ============         ============        ============         ============        ============


                               NSATStrGro           NSATStrVal           NSATTotRe           NBAMTGuard           NBAMTMCGr
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,226               41,771             790,615               72,339              60,842
         1.00% ............        13,699               23,731             504,264               65,593              55,230
         1.05% ............         3,029                7,171              88,737               12,071              11,986
         1.10% ............            12                    1                  65                   10                   1
         1.15% ............             -                    -                  29                    -                   -
         1.20% ............             -                    9                  28                    -                   4
         1.25% ............             -                    -                   9                    -                   -
         1.30% ............             1                    -                   8                    -                   -
         1.35% ............             -                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     43,967               72,683           1,383,759              150,013             128,063
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                NBAMTPart            OppAggGro            OppCapAp             OppGrinc          VEWrldEMkt
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    403,079               66,368              97,646              118,139              15,766
         1.00% ............       264,681               43,278              61,251               87,278              11,953
         1.05% ............        43,176                9,592              15,113               21,510               2,830
         1.10% ............            16                    7                   5                   18                   -
         1.15% ............             3                    2                   2                    5                   -
         1.20% ............            17                   26                   6                   26                  14
         1.25% ............             3                    5                   6                    -                   -
         1.30% ............             -                    4                   1                    4                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    710,975              119,282             174,030              226,980              30,563
                             ============         ============        ============         ============        ============


                                VEWrldHAs            VKMSRESec             WPGrinc             WPIntEq           WPPVenCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $      8,058               67,026              39,367               53,651              17,995
         1.00% ............         3,644               39,789              19,708               28,614               9,221
         1.05% ............         1,503                7,635               6,454                7,209               3,019
         1.10% ............             5                    8                   2                    -                   -
         1.15% ............             -                    2                   -                    -                   -
         1.20% ............             -                   26                   -                    -                   -
         1.25% ............             -                    -                   6                    -                   6
         1.30% ............             -                    -                   -                    -                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     13,210              114,486              65,537               89,474              30,241
                             ============         ============        ============         ============        ============



(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999.


                                                                                                                ANNUAL
 Contract owners' equity represented by:                     UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
     Contracts in accumulation phase:

      Asset fee @ 0.95% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   2,690,998               15.291612    41,149,697          17%
            Non-tax Qualified ..........................   2,833,886               15.291612    43,334,685          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   2,425,184               19.282175    46,762,822          62%
            Non-tax Qualified ..........................   2,784,977               19.282175    53,700,414          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     954,736               10.498316    10,023,120          (2)%
            Non-tax Qualified ..........................   1,026,271               10.498316    10,774,117          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   2,847,028               16.794438    47,814,235          29%
            Non-tax Qualified ..........................   2,125,519               16.794438    35,696,897          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  14,498,220               15.692141   227,508,112          19%
            Non-tax Qualified ..........................  15,265,955               15.692141   239,555,518          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   2,549,775               14.595134    37,214,308          10%
            Non-tax Qualified ..........................   3,204,478               14.595134    46,769,786          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      41,766               12.898688       538,727          29%(a)
            Non-tax Qualified ..........................      54,269               12.898688       699,999          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................     179,065                9.806807     1,756,056         (2)%(a)
            Non-tax Qualified ..........................     169,575                9.806807     1,662,989         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   7,672,595               12.021290    92,234,490           5%
            Non-tax Qualified ..........................   7,100,475               12.021290    85,356,869           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   7,650,757               18.830990   144,071,329          36%
            Non-tax Qualified ..........................   7,754,684               18.830990   146,028,377          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   4,486,911               10.262325    46,046,139           7%
            Non-tax Qualified ..........................   4,783,500               10.262325    49,089,832           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ...............................  1,153,906               15.589761    17,989,119          41%
            Non-tax Qualified ...........................  1,895,187               15.589761    29,545,512          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................  6,845,562               15.755094   107,852,473          23%
            Non-tax Qualified ...........................  6,862,565               15.755094   108,120,357          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................  3,626,724               13.235715    48,002,285           3%
            Non-tax Qualified ...........................  3,948,998               13.235715    52,267,812           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................    177,847                9.477539     1,685,552          28%
            Non-tax Qualified ...........................    212,802                9.477539     2,016,839          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................  1,986,315               10.834304    21,520,341           0%
            Non-tax Qualified ...........................  1,732,414               10.834304    18,769,500           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................  7,218,822               13.808913    99,684,085           3%
            Non-tax Qualified ...........................  6,364,816               13.808913    87,891,190           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................    416,097               13.600816     5,659,259          17%
            Non-tax Qualified ...........................    528,751               13.600816     7,191,445          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................    567,148               14.515197     8,232,265          22%
            Non-tax Qualified ...........................    697,119               14.515197    10,118,820          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................  6,202,151               10.583479    65,640,335         (3)%
            Non-tax Qualified ...........................  5,468,943               10.583479    57,880,443         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................  1,052,700               10.938415    11,514,869           2%
            Non-tax Qualified ...........................  1,171,631               10.938415    12,815,786           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................  8,459,558               10.909142    92,286,519           4%
            Non-tax Qualified ...........................  7,978,115               10.909142    87,034,389           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................  1,525,742               10.313452    15,735,667           1%
            Non-tax Qualified ...........................  1,426,549               10.313452    14,712,645           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................    287,257               13.078919     3,757,011          20%
            Non-tax Qualified ...........................    273,331               13.078919     3,574,874          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ...............................    123,064               20.372476     2,507,118         104%(a)
            Non-tax Qualified ...........................    175,712               20.372476     3,579,689         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................  1,560,795               11.943543    18,641,422          27%
            Non-tax Qualified ...........................  1,724,288               11.943543    20,594,108          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................  1,832,595               13.720318    25,143,786          43%
            Non-tax Qualified ...........................  1,989,069               13.720318    27,290,659          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................    992,231               21.195607    21,030,938          83%
            Non-tax Qualified ...........................  1,218,089               21.195607    25,818,136          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................    349,117                9.687523     3,382,079         (4)%
            Non-tax Qualified ...........................    506,067                9.687523     4,902,536         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................... 12,724,239               12.689484   161,464,027           6%
            Non-tax Qualified ...........................  8,751,347               12.689484   111,050,078           6%

         Neuberger & Berman AMT -
            Guardian Portfolio:
            Tax Qualified ...............................    961,809               15.595438    14,999,833          14%
            Non-tax Qualified ...........................    980,827               15.595438    15,296,427          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................  1,006,419               24.609353    24,767,320          52%
            Non-tax Qualified ...........................  1,117,405               24.609353    27,498,614          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................  3,101,826               11.122733    34,500,782           6%
            Non-tax Qualified ...........................  2,953,135               11.122733    32,846,932           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................  1,788,303               19.295630    34,506,433          82%
            Non-tax Qualified ...........................  1,959,307               19.295630    37,806,063          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................  2,455,900               16.935851    41,592,756          40%
            Non-tax Qualified ...........................  2,580,016               16.935851    43,694,767          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................  2,722,872               12.826564    34,925,092          21%
            Non-tax Qualified ...........................  2,648,768               12.826564    33,974,592          21%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................    710,892               11.409242     8,110,739          98%
            Non-tax Qualified ...........................    942,982               11.409242    10,758,710          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     220,914                7.358645     1,625,628          20%
            Non-tax Qualified ..........................     195,186                7.358645     1,436,304          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     685,816                8.662065     5,940,583         (4)%
            Non-tax Qualified ..........................     759,304                8.662065     6,577,141         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     378,228               12.124398     4,585,787           5%
            Non-tax Qualified ..........................     450,717               12.124398     5,464,672           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     686,977               14.993656    10,300,297          52%
            Non-tax Qualified ..........................     890,352               14.993656    13,349,632          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     336,738               16.833540     5,668,493          62%
            Non-tax Qualified ..........................     423,065               16.833540     7,121,682          62%

      Asset fee @ 1.00% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   1,586,053               15.274980    24,226,928          17%
            Non-tax Qualified ..........................   1,607,606               15.274980    24,556,149          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   1,533,035               19.261196    29,528,088          62%
            Non-tax Qualified ..........................   1,546,288               19.261196    29,783,356          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     468,087               10.486868     4,908,767         (2)%
            Non-tax Qualified ..........................     477,945               10.486868     5,012,146         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   1,646,571               16.776156    27,623,132          29%
            Non-tax Qualified ..........................   1,408,453               16.776156    23,628,427          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  10,096,625               15.675065   158,265,253          19%
            Non-tax Qualified ..........................   9,009,878               15.675065   141,230,423          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   1,765,804               14.579248    25,744,094          10%
            Non-tax Qualified ..........................   1,673,895               14.579248    24,404,130          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      22,852               12.897004       294,722          29%(a)
            Non-tax Qualified ..........................      12,111               12.897004       156,196          29%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................      84,481                9.803523       828,211         (2)%(a)
            Non-tax Qualified ..........................     137,958                9.803523     1,352,474         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   5,052,392               12.008202    60,670,144           5%
            Non-tax Qualified ..........................   5,482,699               12.008202    65,837,357           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   5,450,461               18.810518   102,525,995          36%
            Non-tax Qualified ..........................   4,942,338               18.810518    92,967,938          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   2,467,569               10.251150    25,295,420           7%
            Non-tax Qualified ..........................   2,678,471               10.251150    27,457,408           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................     754,434               15.572798    11,748,648          41%
            Non-tax Qualified ..........................     703,108               15.572798    10,949,359          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................   4,360,828               15.737973    68,630,593          23%
            Non-tax Qualified ..........................   4,271,544               15.737973    67,225,444          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................   2,904,875               13.221287    38,406,186           3%
            Non-tax Qualified ..........................   2,903,624               13.221287    38,389,646           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ..............................      82,636                9.467196       782,331          28%
            Non-tax Qualified ..........................      69,175                9.467196       654,893          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................   1,274,299               10.822502    13,791,103           0%
            Non-tax Qualified ..........................   1,025,400               10.822502    11,097,394           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................   4,491,316               13.793878    61,952,665           3%
            Non-tax Qualified ..........................   3,382,879               13.793878    46,663,020           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................     328,594               13.586032     4,464,289          17%
            Non-tax Qualified ..........................     411,828               13.586032     5,595,108          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ..............................     331,568               14.499401     4,807,537          22%
            Non-tax Qualified ..........................     402,444               14.499401     5,835,197          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................   3,887,245               10.571951    41,095,764         (3)%
            Non-tax Qualified ..........................   3,354,315               10.571951    35,461,654         (3)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................     729,292               10.926498     7,968,608           2%
            Non-tax Qualified ..........................     771,554               10.926498     8,430,383           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................   4,438,660               10.897217    48,369,041           4%
            Non-tax Qualified ..........................   4,647,437               10.897217    50,644,129           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................     895,547               10.302225     9,226,127           1%
            Non-tax Qualified ..........................     867,916               10.302225     8,941,466           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ..............................     180,877               13.064679     2,363,100          20%
            Non-tax Qualified ..........................     171,721               13.064679     2,243,480          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..............................      78,533               20.365684     1,599,378         104%(a)
            Non-tax Qualified ..........................      81,709               20.365684     1,664,060         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................     750,886               11.930542     8,958,477          27%
            Non-tax Qualified ..........................     704,595               11.930542     8,406,200          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................   1,081,909               13.705373    14,827,966          43%
            Non-tax Qualified ..........................   1,081,295               13.705373    14,819,551          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..............................     513,063               21.172544    10,862,849          83%
            Non-tax Qualified ..........................     614,259               21.172544    13,005,426          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ..............................     166,391                9.676976     1,610,162         (4)%
            Non-tax Qualified ..........................     222,806                9.676976     2,156,088         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..............................   8,158,035               12.675660   103,408,478           6%
            Non-tax Qualified ..........................   6,056,435               12.675660    76,769,311           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..............................     735,905               15.578481    11,464,282          14%
            Non-tax Qualified ..........................     627,956               15.578481     9,782,601          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..............................     625,238               24.582570    15,369,957          52%
            Non-tax Qualified ..........................     647,732               24.582570    15,922,917          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..............................   2,114,112               11.110632    23,489,120           6%
            Non-tax Qualified ..........................   2,074,401               11.110632    23,047,906           6%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..............................     992,375               19.274630    19,127,661          82%
            Non-tax Qualified ..........................   1,028,055               19.274630    19,815,380          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..............................   1,696,031               16.917425    28,692,477          40%
            Non-tax Qualified ..........................   1,605,365               16.917425    27,158,642          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..............................   1,667,923               12.812596    21,370,424          20%
            Non-tax Qualified ..........................   1,778,201               12.812596    22,783,371          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..............................     357,687               11.396847     4,076,504          98%
            Non-tax Qualified ..........................     359,944               11.396847     4,102,227          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     116,193                7.350618       854,090          20%
            Non-tax Qualified ..........................     100,478                7.350618       738,575          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     385,417                8.652617     3,334,866         (4)%
            Non-tax Qualified ..........................     264,581                8.652617     2,289,318         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     192,234               12.111181     2,328,181           5%
            Non-tax Qualified ..........................     262,414               12.111181     3,178,143           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     290,968               14.977312     4,357,919          52%
            Non-tax Qualified ..........................     329,905               14.977312     4,941,090          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     169,900               16.815230     2,856,908          62%
            Non-tax Qualified ..........................     133,486               16.815230     2,244,598          62%

      Asset fee @ 1.05% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................     198,463               15.258324     3,028,213          17%
            Non-tax Qualified ..........................     322,820               15.258324     4,925,692          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................     179,327               19.240268     3,450,300          62%
            Non-tax Qualified ..........................     314,342               19.240268     6,048,024          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     100,979               10.475442     1,057,800         (2)%
            Non-tax Qualified ..........................     110,453               10.475442     1,157,044         (2)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ...............................    190,962               16.757880     3,200,118          29%
            Non-tax Qualified ...........................    323,823               16.757880     5,426,587          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ...............................  1,431,726               15.657978    22,417,934          19%
            Non-tax Qualified ...........................  1,815,547               15.657978    28,427,795          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ...............................    347,448               14.563385     5,060,019          10%
            Non-tax Qualified ...........................    488,188               14.563385     7,109,670          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ...............................        888               12.895311        11,451          29%(a)
            Non-tax Qualified ...........................      1,301               12.895311        16,777          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ...............................     13,067                9.800240       128,060         (2)%(a)
            Non-tax Qualified ...........................     13,067                9.800240       128,060         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ...............................    828,159               11.995103     9,933,853           5%
            Non-tax Qualified ...........................  1,450,150               11.995103    17,394,699           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................    624,895               18.790040    11,741,802          36%
            Non-tax Qualified ...........................    990,036               18.790040    18,602,816          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ...............................    763,280               10.239981     7,815,973           7%
            Non-tax Qualified ...........................    837,266               10.239981     8,573,588           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................    146,217               15.555856     2,274,531          41%
            Non-tax Qualified ...........................    210,666               15.555856     3,277,090          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................    509,735               15.720833     8,013,459          23%
            Non-tax Qualified ...........................    791,505               15.720833    12,443,118          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................    427,715               13.206894     5,648,787           3%
            Non-tax Qualified ...........................    467,419               13.206894     6,173,153           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................     20,165                9.456874       190,698          28%
            Non-tax Qualified ...........................     24,015                9.456874       227,107          28%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................    154,427               10.810714     1,669,466           0%
            Non-tax Qualified ...........................    230,363               10.810714     2,490,389           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................    619,838               13.778852     8,540,656           3%
            Non-tax Qualified ...........................    696,071               13.778852     9,591,059           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................     59,154               13.571227       802,792          17%
            Non-tax Qualified ...........................     81,119               13.571227     1,100,884          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................     72,658               14.483618     1,052,351          22%
            Non-tax Qualified ...........................     93,078               14.483618     1,348,106          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................    632,014               10.560422     6,674,335         (3)%
            Non-tax Qualified ...........................    905,782               10.560422     9,565,440         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................    179,156               10.914588     1,955,414           2%
            Non-tax Qualified ...........................    286,727               10.914588     3,129,507           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................    936,225               10.885293    10,191,083           4%
            Non-tax Qualified ...........................  1,266,352               10.885293    13,784,613           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................    196,859               10.290997     2,025,875           0%
            Non-tax Qualified ...........................    314,788               10.290997     3,239,482           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................     42,315               13.050437       552,229          20%
            Non-tax Qualified ...........................     46,779               13.050437       610,486          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      7,378               20.358893       150,208         104%(a)
            Non-tax Qualified ...........................     26,356               20.358893       536,579         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................    133,437               11.917534     1,590,240          26%
            Non-tax Qualified ...........................    226,896               11.917534     2,704,041          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................    135,871               13.690433     1,860,133          43%
            Non-tax Qualified ...........................    236,341               13.690433     3,235,611          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................     64,464               21.149503     1,363,382          83%
            Non-tax Qualified ...........................     96,599               21.149503     2,043,021          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................     38,395                9.666432       371,143         (4)%
            Non-tax Qualified ...........................     82,657                9.666432       798,998         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................    1,030,024               12.661861    13,042,021           6%
            Non-tax Qualified .........................    1,055,012               12.661861    13,358,415           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       89,533               15.561518     1,393,269          14%
            Non-tax Qualified .........................      196,408               15.561518     3,056,407          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .............................      103,766               24.555839     2,548,061          52%
            Non-tax Qualified .........................      174,869               24.555839     4,294,055          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .............................      278,907               11.098514     3,095,453           6%
            Non-tax Qualified .........................      352,606               11.098514     3,913,403           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .............................      138,526               19.253639     2,667,130          82%
            Non-tax Qualified .........................      196,300               19.253639     3,779,489          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .............................      256,505               16.898986     4,334,674          40%
            Non-tax Qualified .........................      294,848               16.898986     4,982,632          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .............................      277,065               12.798619     3,546,049          20%
            Non-tax Qualified .........................      459,069               12.798619     5,875,449          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified .............................       66,888               11.384426       761,481          98%
            Non-tax Qualified .........................       80,175               11.384426       912,746          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .............................       33,535                7.342607       246,234          20%
            Non-tax Qualified .........................       19,917                7.342607       146,243          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified .............................       52,923                8.643190       457,424         (4)%
            Non-tax Qualified .........................       80,562                8.643190       696,313         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .............................       21,640               12.098010       261,801           5%
            Non-tax Qualified .........................      101,514               12.098010     1,228,117           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .............................       69,477               14.961024     1,039,447          52%
            Non-tax Qualified .........................       84,777               14.961024     1,268,351          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................      39,482               16.796919       663,176          62%
            Non-tax Qualified...........................      65,236               16.796919     1,095,764          62%

      Asset fee @ 1.10% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................     222,417               14.608384     3,249,153          17%
            Non-tax Qualified...........................      29,546               14.608384       431,619          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      41,404               19.569739       810,265          62%
            Non-tax Qualified...........................      14,836               19.569739       290,337          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................      11,136              11.060928       123,174         (2)%
            Non-tax Qualified...........................       4,147              11.060928        45,870         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................     465,748              16.447766     7,660,514          29%
            Non-tax Qualified...........................      42,230              16.447766       694,589          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     779,350              14.867150    11,586,713          19%
            Non-tax Qualified...........................     110,264              14.867150     1,639,311          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................     194,676               13.657521     2,658,792          10%
            Non-tax Qualified...........................      19,399               13.657521       264,942          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified...............................         101               12.893630         1,302          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................       2,380                9.796953        23,317         (2)%(a)
            Non-tax Qualified...........................       3,679                9.796953        36,043         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified...............................     168,053               12.410474     2,085,617           5%
            Non-tax Qualified...........................      60,188               12.410474       746,962           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified...............................     396,464               17.534950     6,951,976          36%
            Non-tax Qualified...........................      82,691               17.534950     1,449,983          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified...............................      97,542               11.255695     1,097,903           7%
            Non-tax Qualified...........................      12,538               11.255695       141,124           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ................................    16,652               17.171657       285,942          41%
            Non-tax Qualified ............................     7,383               17.171657       126,778          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   357,916               15.712599     5,623,791          23%
            Non-tax Qualified ............................    53,716               15.712599       844,018          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................    60,701               12.683293       769,889           3%
            Non-tax Qualified ............................    18,169               12.683293       230,443           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................     1,189               14.580968        17,337          28%
            Non-tax Qualified ............................       167               14.580968         2,435          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................    32,797               10.651741       349,345           0%
            Non-tax Qualified ............................     9,454               10.651741       100,702           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................   286,356               12.829034     3,673,671           3%
            Non-tax Qualified ............................    73,395               12.829034       941,587           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     5,677               13.882376        78,810          17%
            Non-tax Qualified ............................     1,067               13.882376        14,812          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    20,185               14.846771       299,682          22%
            Non-tax Qualified ............................     4,952               14.846771        73,521          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................   163,660                9.515930     1,557,377         (3)%
            Non-tax Qualified ............................    38,632                9.515930       367,619         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     9,774               10.552305       103,138           2%
            Non-tax Qualified ............................     1,849               10.552305        19,511           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................   181,296               10.468792     1,897,950           4%
            Non-tax Qualified ............................    44,218               10.468792       462,909           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     2,820               10.290756        29,020           0%
            Non-tax Qualified ............................     1,818               10.290756        18,709           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     6,679               14.654661        97,878          20%
            Non-tax Qualified ............................       310               14.654661         4,543          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ................................     1,653               20.352098        33,642         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................    47,149               16.391038       772,821          26%
            Non-tax Qualified ............................     3,348               16.391038        54,877          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................    27,603               17.267747       476,642          42%
            Non-tax Qualified ............................     3,714               17.267747        64,132          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................    34,606               23.148836       801,089          83%
            Non-tax Qualified ............................     7,117               23.148836       164,750          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     3,117               12.489739        38,931         (4)%
            Non-tax Qualified ............................       419               12.489739         5,233         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   502,732               12.684916     6,377,113           6%
            Non-tax Qualified ............................   114,438               12.684916     1,451,636           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    58,521               14.648600       857,251          14%
            Non-tax Qualified ............................     5,523               14.648600        80,904          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................    57,486               21.426404     1,231,718          52%
            Non-tax Qualified ............................     6,612               21.426404       141,671          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    32,593               12.591929       410,409           6%
            Non-tax Qualified ............................     6,025               12.591929        75,866           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    60,543               23.954947     1,450,304          82%
            Non-tax Qualified ............................    13,307               23.954947       318,768          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    89,709               18.556149     1,664,654          40%
            Non-tax Qualified ............................    17,465               18.556149       324,083          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    45,934               14.854438       682,324          20%
            Non-tax Qualified ............................    16,741               14.854438       248,678          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     5,224               25.026598       130,739          98%
            Non-tax Qualified ............................     1,848               25.026598        46,249          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified...............................       1,570               11.869689        18,635          20%
            Non-tax Qualified...........................          44               11.869689           522          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified...............................       3,839                9.949557        38,196         (4)%
            Non-tax Qualified...........................         223                9.949557         2,219         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified...............................       2,110               12.499772        26,375           5%
            Non-tax Qualified...........................         136               12.499772         1,700           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified...............................       2,131               17.529681        37,356          52%
            Non-tax Qualified...........................         201               17.529681         3,523          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................       1,939               20.760969        40,256          62%
            Non-tax Qualified...........................       1,102               20.760969        22,879          62%

      Asset fee @ 1.15% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................      41,838               14.599165       610,800          17%
            Non-tax Qualified...........................         872               14.599165        12,730          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      13,984               19.557409       273,491          62%
            Non-tax Qualified...........................       1,685               19.557409        32,954          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................         780               11.053935         8,622          (2)%
            Non-tax Qualified...........................       2,303               11.053935        25,457          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................      73,377               16.437396     1,206,127          29%
            Non-tax Qualified...........................       7,945               16.437396       130,595          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     191,388               14.857773     2,843,599          19%
            Non-tax Qualified...........................      30,346               14.857773       450,874          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................      66,469               13.648909       907,229          10%
            Non-tax Qualified...........................       5,722               13.648909        78,099          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................          82                9.793677           803         (2)%(a)
            Non-tax Qualified...........................       3,439                9.793677        33,680         (2)%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................   30,049               12.402631       372,687           5%
            Non-tax Qualified .............................    9,774               12.402631       121,223           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   99,919               17.523903     1,750,971          36%
            Non-tax Qualified .............................   22,750               17.523903       398,669          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................   22,133               11.248584       248,965           7%
            Non-tax Qualified .............................    4,648               11.248584        52,283           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................    3,415               17.160838        58,604          41%
            Non-tax Qualified .............................      252               17.160838         4,325          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   60,592               15.702687       951,457          23%
            Non-tax Qualified .............................    9,052               15.702687       142,141          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    9,541               12.675276       120,935           3%
            Non-tax Qualified .............................    5,617               12.675276        71,197           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      110               14.571756         1,603          28%
            Non-tax Qualified .............................      191               14.571756         2,783          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    6,878               10.645005        73,216           0%
            Non-tax Qualified .............................      443               10.645005         4,716           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................  126,187               12.820934     1,617,835           3%
            Non-tax Qualified .............................   19,193               12.820934       246,072           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,743               13.873607        24,182          17%
            Non-tax Qualified .............................      835               13.873607        11,584          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    5,296               14.837408        78,579          22%
            Non-tax Qualified .............................      277               14.837408         4,110          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   71,434                9.509925       679,332         (3)%
            Non-tax Qualified .............................   15,177                9.509925       144,332         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................      958               10.545637        10,103           2%
            Non-tax Qualified .............................      428               10.545637         4,514           2%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    14,690               10.462170       153,689           4%
            Non-tax Qualified ............................     3,569               10.462170        37,339           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     1,562               10.284262        16,064           0%
            Non-tax Qualified ............................     2,287               10.284262        23,520           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................       927               14.645409        13,576          20%
            Non-tax Qualified ............................        30               14.645409           439          20%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ................................       346               20.345317         7,039         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     9,141               16.380692       149,736          26%
            Non-tax Qualified ............................     1,774               16.380692        29,059          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     3,239               17.256864        55,895          42%
            Non-tax Qualified ............................     6,788               17.256864       117,140          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     5,918               23.134244       136,908          83%
            Non-tax Qualified ............................       626               23.134244        14,482          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     1,129               12.481871        14,092         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   109,816               12.676933     1,392,130           6%
            Non-tax Qualified ............................    30,070               12.676933       381,195           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    11,569               14.639366       169,363          14%
            Non-tax Qualified ............................     1,080               14.639366        15,811          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     8,306               21.412911       177,856          52%
            Non-tax Qualified ............................       271               21.412911         5,803          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    12,897               12.583972       162,295           6%
            Non-tax Qualified ............................       416               12.583972         5,235           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    15,859               23.939845       379,662          81%
            Non-tax Qualified ............................     2,162               23.939845        51,758          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    22,240               18.544459       412,429          40%
            Non-tax Qualified ............................     6,950               18.544459       128,884          40%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    13,715               14.845060       203,600          20%
            Non-tax Qualified ............................     3,367               14.845060        49,983          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,298               25.010854        32,464          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       749               11.862189         8,885          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       955                9.943271         9,496         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     1,740               12.491882        21,736           5%
            Non-tax Qualified ............................     1,140               12.491882        14,241           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................        39               17.518646           683          52%
            Non-tax Qualified ............................     2,167               17.518646        37,963          52%

   Asset fee @ 1.20% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   390,363               14.495483     5,658,500          17%
            Non-tax Qualified ............................   453,751               14.495483     6,577,340          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................   310,968               17.674116     5,496,085          62%
            Non-tax Qualified ............................   776,659               17.674116    13,726,761          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................   144,253               11.263216     1,624,753         (2)%
            Non-tax Qualified ............................   206,988               11.263216     2,331,351         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................   211,081               16.397708     3,461,245          29%
            Non-tax Qualified ............................   352,551               16.397708     5,781,028          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................ 1,214,481               14.736468    17,897,160          19%
            Non-tax Qualified ............................ 2,733,494               14.736468    40,282,047          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................   248,570               13.442893     3,341,500          10%
            Non-tax Qualified ............................   529,646               13.442893     7,119,975          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     9,327               12.890242       120,227          29%(a)
            Non-tax Qualified ............................    14,047               12.890242       181,069          29%(a)


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................    37,796                9.790385       370,037         (2)%(a)
            Non-tax Qualified ............................    71,657                9.790385       701,550         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................   490,730               12.440601     6,104,976           5%
            Non-tax Qualified ............................ 1,018,907               12.440601    12,675,815           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................ 1,060,518               17.653733    18,722,102          36%
            Non-tax Qualified ............................ 2,167,614               17.653733    38,266,479          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................   394,597               11.087928     4,375,263           7%
            Non-tax Qualified ............................ 1,947,554               11.087928    21,594,339           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................   228,568               15.900927     3,634,443          41%
            Non-tax Qualified ............................   472,612               15.900927     7,514,969          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   753,984               15.457984    11,655,073          23%
            Non-tax Qualified ............................ 1,358,802               15.457984    21,004,340          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................   300,684               12.785954     3,844,532           3%
            Non-tax Qualified ............................   782,813               12.785954    10,009,011           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................    21,613               14.572201       314,949          28%
            Non-tax Qualified ............................    44,276               14.572201       645,199          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................   104,760               10.735723     1,124,674           0%
            Non-tax Qualified ............................   158,605               10.735723     1,702,739           0%

         Nationwide SAT -
            Capital Appreciation Fund:
            Tax Qualified ................................   288,532               12.767993     3,683,975           3%
            Non-tax Qualified ............................   668,662               12.767993     8,537,472           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................    31,013               13.963829       433,060          17%
            Non-tax Qualified ............................    66,421               13.963829       927,491          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    58,262               14.267173       831,234          21%
            Non-tax Qualified ............................   151,804               14.267173     2,165,814          21%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ............................       446,335                9.816007     4,381,227         (4)%
            Non-tax Qualified ........................     1,049,111                9.816007    10,298,081         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ............................        71,728               10.764664       772,128           2%
            Non-tax Qualified ........................       141,476               10.764664     1,522,942           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ............................     1,603,815               10.489614    16,823,400           4%
            Non-tax Qualified ........................     5,432,154               10.489614    56,981,199           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ............................        83,987               10.510552       882,750           0%
            Non-tax Qualified ........................       292,600               10.510552     3,075,388           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ............................        26,844               14.644558       393,119          19%
            Non-tax Qualified ........................        56,268               14.644558       824,020          19%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ............................        29,934               20.338511       608,813         103%(a)
            Non-tax Qualified ........................        40,321               20.338511       820,069         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ............................        73,887               15.896867     1,174,572          26%
            Non-tax Qualified ........................       228,412               15.896867     3,631,035          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ............................       105,198               17.099098     1,798,791          42%
            Non-tax Qualified ........................       624,875               17.099098    10,684,799          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ............................        96,278               22.750997     2,190,420          83%
            Non-tax Qualified ........................       201,108               22.750997     4,575,408          83%

      Nationwide SAT - Strategic Value Fund:
            Tax Qualified ............................        16,167               11.949113       193,181         (4)%
            Non-tax Qualified ........................        23,436               11.949113       280,039         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................       347,616               12.646339     4,396,070           6%
            Non-tax Qualified ........................       697,017               12.646339     8,814,713           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ............................       127,606               13.976229     1,783,451          14%
            Non-tax Qualified ........................       282,638               13.976229     3,950,213          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ............................       124,678               20.834304     2,597,579          52%
            Non-tax Qualified ........................       324,267               20.834304     6,755,877          52%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     93,733               12.539993     1,175,411           6%
            Non-tax Qualified ...........................    219,432               12.539993     2,751,676           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     87,884               23.512658     2,066,386          81%
            Non-tax Qualified ...........................    858,422               23.512658    20,183,783          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    202,090               17.848621     3,607,028          40%
            Non-tax Qualified ...........................    434,906               17.848621     7,762,472          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................    231,091               14.609212     3,376,057          20%
            Non-tax Qualified ...........................    615,542               14.609212     8,992,584          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     48,845               23.947713     1,169,726          98%
            Non-tax Qualified ...........................    117,449               23.947713     2,812,635          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ...............................     37,006               12.649846       468,120          20%
            Non-tax Qualified ...........................     53,488               12.649846       676,615          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................     41,224               10.253920       422,708         (5)%
            Non-tax Qualified ...........................    113,232               10.253920     1,161,072         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified ...............................     69,363               10.060160       697,803           1%(a)
            Non-tax Qualified ...........................    219,452               10.060160     2,207,722           1%(a)

         Victory VIF - Investment Quality Bond
         Fund - Class A:
            Tax Qualified ...............................     21,371                9.930934       212,234         (1)%(a)
            Non-tax Qualified ...........................     50,141                9.930934       497,947         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified ...............................      2,419                9.896766        23,940         (1)%(a)
            Non-tax Qualified ...........................     33,474                9.896766       331,284         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
         Tax Qualified ..................................     40,679               12.269490       499,111           5%
            Non-tax Qualified ...........................     35,459               12.269490       435,064           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................     56,396               16.374564       923,460          52%
            Non-tax Qualified ...........................    319,083               16.374564     5,224,845          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................    23,863               20.579437       491,087          62%
            Non-tax Qualified ............................    51,497               20.579437     1,059,779          62%

      Asset fee @ 1.25% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................    32,451               14.485724       470,076          17%
            Non-tax Qualified ............................    73,685               14.485724     1,067,381          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    16,086               17.662250       284,115          62%
            Non-tax Qualified ............................    39,926               17.662250       705,183          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    10,844               11.255628       122,056         (2)%
            Non-tax Qualified ............................    28,843               11.255628       324,646         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    23,551               16.386683       385,923          28%
            Non-tax Qualified ............................    24,892               16.386683       407,897          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................   115,398               14.726559     1,699,415          19%
            Non-tax Qualified ............................   168,383               14.726559     2,479,702          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................    17,550               13.433832       235,764          10%
            Non-tax Qualified ............................    32,907               13.433832       442,067          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     2,408               12.888550        31,036          29%(a)
            Non-tax Qualified ............................        83               12.888550         1,070          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       407                9.787093         3,983         (2)%(a)
            Non-tax Qualified ............................       441                9.787093         4,316         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................    53,847               12.432231       669,438           5%
            Non-tax Qualified ............................   113,198               12.432231     1,407,304           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    67,791               17.641868     1,195,960          36%
            Non-tax Qualified ............................   131,571               17.641868     2,321,158          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................    21,064               11.080460       233,399           7%
            Non-tax Qualified ............................    37,233               11.080460       412,559           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified .................................    6,292               15.890221        99,981          41%
            Non-tax Qualified .............................   47,996               15.890221       762,667          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   46,664               15.447579       720,846          23%
            Non-tax Qualified .............................   87,382               15.447579     1,349,840          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................   21,257               12.777351       271,608           3%
            Non-tax Qualified .............................   33,643               12.777351       429,868           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      164               14.562396         2,388          28%
            Non-tax Qualified .............................      315               14.562396         4,587          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    3,364               10.728485        36,091           0%
            Non-tax Qualified .............................   12,442               10.728485       133,484           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................   44,120               12.759401       562,945           3%
            Non-tax Qualified .............................   38,127               12.759401       486,478           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,513               13.954430        21,113          17%
            Non-tax Qualified .............................    2,255               13.954430        31,467          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    1,280               14.257588        18,250          21%
            Non-tax Qualified .............................   16,120               14.257588       229,832          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   31,768                9.809384       311,625         (4)%
            Non-tax Qualified .............................   45,842                9.809384       449,682         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................    2,505               10.757403        26,947           2%
            Non-tax Qualified .............................    9,925               10.757403       106,767           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................  114,913               10.482530     1,204,579           4%
            Non-tax Qualified .............................   84,738               10.482530       888,269           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .................................      182               10.503468         1,912           0%
            Non-tax Qualified .............................    3,903               10.503468        40,995           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................       82               14.634711         1,200          19%
            Non-tax Qualified .............................    3,058               14.634711        44,753          19%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..................................     681               20.331712        13,846         103%(a)
            Non-tax Qualified ..............................   3,667               20.331712        74,556         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..................................   8,738               15.886176       138,813          26%
            Non-tax Qualified ..............................   7,074               15.886176       112,379          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..................................   5,336               17.087592        91,179          42%
            Non-tax Qualified ..............................  15,997               17.087592       273,350          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..................................  10,320               22.735718       234,633          82%
            Non-tax Qualified ..............................  26,153               22.735718       594,607          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ..............................   6,717               11.941061        80,208         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..................................  60,863               12.637807       769,175           6%
            Non-tax Qualified ..............................  40,210               12.637807       508,166           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..................................   5,731               13.966839        80,044          13%
            Non-tax Qualified ..............................   8,235               13.966839       115,017          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..................................   7,129               20.820318       148,428          52%
            Non-tax Qualified ..............................  21,720               20.820318       452,217          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..................................   5,718               12.531553        71,655           6%
            Non-tax Qualified ..............................  31,254               12.531553       391,661           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................  13,081               23.496887       307,363          81%
            Non-tax Qualified ..............................  35,413               23.496887       832,095          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................  15,853               17.836627       282,764          40%
            Non-tax Qualified ..............................  38,019               17.836627       678,131          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................  26,462               14.599387       386,329          20%
            Non-tax Qualified ..............................  74,917               14.599387     1,093,742          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..................................   2,640               23.931619        63,179          98%
            Non-tax Qualified ..............................   7,039               23.931619       168,455          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................        57               12.641312           721          19%
            Non-tax Qualified ............................       695               12.641312         8,786          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................     1,283               10.247016        13,147         (5)%
            Non-tax Qualified ............................       557               10.247016         5,708         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     4,891               10.057633        49,192           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       883                9.928452         8,767         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       772                9.894290         7,638         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     3,436               12.261224        42,130           5%
            Non-tax Qualified ............................     1,916               12.261224        23,493           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................    18,145               16.363554       296,917          52%
            Non-tax Qualified ............................     7,363               16.363554       120,485          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................     3,938               20.565582        80,987          61%
            Non-tax Qualified ............................       175               20.565582         3,599          61%

      Asset fee @ 1.30% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   107,904               14.475981     1,562,016          16%
            Non-tax Qualified ............................   108,159               14.475981     1,565,708          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    72,753               17.650383     1,284,118          62%
            Non-tax Qualified ............................   110,844               17.650383     1,956,439          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    12,775               11.248045       143,694         (2)%
            Non-tax Qualified ............................    28,730               11.248045       323,156         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    66,205               16.375662     1,084,151          28%
            Non-tax Qualified ............................    61,114               16.375662     1,000,782          28%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus Stock Index Fund:
            Tax Qualified .............................      684,723               14.716647    10,076,827          19%
            Non-tax Qualified .........................    1,041,506               14.716647    15,327,476          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................      124,739               13.424790     1,674,595          10%
            Non-tax Qualified .........................      114,009               13.424790     1,530,547          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,134               12.886864        14,614          29%(a)
            Non-tax Qualified .........................        3,490               12.886864        44,975          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................       19,483                9.783812       190,618          (2)%(a)
            Non-tax Qualified .........................       15,280                9.783812       149,497          (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................      173,109               12.423854     2,150,681           5%
            Non-tax Qualified .........................      182,235               12.423854     2,264,061           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................      348,114               17.630000     6,137,250          36%
            Non-tax Qualified .........................      551,381               17.630000     9,720,847          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................      132,077               11.072984     1,462,487           7%
            Non-tax Qualified .........................      147,420               11.072984     1,632,379           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       86,682               15.879549     1,376,471          41%
            Non-tax Qualified .........................      124,203               15.879549     1,972,288          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................      198,360               15.437189     3,062,121          23%
            Non-tax Qualified .........................      274,482               15.437189     4,237,231          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .............................       89,914               12.768758     1,148,090           3%
            Non-tax Qualified .........................      105,265               12.768758     1,344,103           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .............................        3,978               14.552579        57,890          28%
            Non-tax Qualified .........................        6,216               14.552579        90,459          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .............................       17,631               10.721257       189,026           0%
            Non-tax Qualified .........................       45,688               10.721257       489,833           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .............................      104,562               12.750810     1,333,250           3%
            Non-tax Qualified .........................      341,164               12.750810     4,350,117           3%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Equity Income Fund:
            Tax Qualified .............................        7,226               13.945030       100,767          17%
            Non-tax Qualified .........................       19,226               13.945030       268,107          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .............................       46,323               14.247974       660,009          21%
            Non-tax Qualified .........................       71,266               14.247974     1,015,396          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .............................      247,182                9.802780     2,423,071         (4)%
            Non-tax Qualified .........................      321,361                9.802780     3,150,231         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .............................       46,078               10.750149       495,345           2%
            Non-tax Qualified .........................       70,255               10.750149       755,252           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .............................    1,182,057               10.475448    12,382,577           3%
            Non-tax Qualified .........................    1,157,296               10.475448    12,123,194           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .............................       48,359               10.496386       507,595           0%
            Non-tax Qualified .........................       61,675               10.496386       647,365           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .............................        2,041               14.624858        29,849          19%
            Non-tax Qualified .........................        8,874               14.624858       129,781          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified .............................        4,379               20.324927        89,003         103%(a)
            Non-tax Qualified .........................        8,148               20.324927       165,608         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .............................       30,908               15.875478       490,679          26%
            Non-tax Qualified .........................       61,322               15.875478       973,516          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified .............................       21,696               17.076087       370,483          42%
            Non-tax Qualified .........................       31,159               17.076087       532,074          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .............................       57,952               22.720430     1,316,694          82%
            Non-tax Qualified .........................      103,969               22.720430     2,362,220          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .............................        8,003               11.933031        95,500         (4)%
            Non-tax Qualified .........................        9,946               11.933031       118,686         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................      180,091               12.629301     2,274,423           6%
            Non-tax Qualified .........................      176,065               12.629301     2,223,578           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       61,265               13.957433       855,102          13%
            Non-tax Qualified .........................       40,640               13.957433       567,230          13%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................     29,312               20.806301       609,874          52%
            Non-tax Qualified ...........................     44,345               20.806301       922,655          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     47,275               12.523110       592,030           6%
            Non-tax Qualified ...........................     36,245               12.523110       453,900           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     45,369               23.481073     1,065,313          81%
            Non-tax Qualified ...........................     63,400               23.481073     1,488,700          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    155,303               17.824624     2,768,218          40%
            Non-tax Qualified ...........................    170,308               17.824624     3,035,676          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................     75,394               14.589572     1,099,966          20%
            Non-tax Qualified ...........................    111,371               14.589572     1,624,855          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     11,607               23.915562       277,588          98%
            Non-tax Qualified ...........................     22,452               23.915562       536,952          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
         Tax Qualified ..................................     21,175               12.632809       267,500          19%
            Non-tax Qualified ...........................     15,744               12.632809       198,891          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................      3,301               10.240102        33,803         (5)%
            Non-tax Qualified ...........................     10,725               10.240102       109,825         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ...............................      2,960               12.252980        36,269           5%
            Non-tax Qualified ...........................     12,757               12.252980       156,311           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................      3,141               16.352558        51,363          51%
            Non-tax Qualified ...........................     15,682               16.352558       256,441          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ...............................      5,441               20.551766       111,822          61%
            Non-tax Qualified ...........................      2,687               20.551766        55,223          61%

      Asset fee @ 1.35% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ...............................     21,978               14.562313       320,051          16%
            Non-tax Qualified ...........................     41,898               14.562313       610,132          16%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         American Century VP -
         American Century VP International:
            Tax Qualified .............................        4,011               19.508116        78,247          62%
            Non-tax Qualified .........................       11,717               19.508116       228,577          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .............................        2,318               11.026014        25,558         (2)%
            Non-tax Qualified .........................        4,673               11.026014        51,525         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .............................       24,037               16.395915       394,109          28%
            Non-tax Qualified .........................       17,768               16.395915       291,323          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .............................       65,993               14.820270       978,034          19%
            Non-tax Qualified .........................      129,850               14.820270     1,924,412          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................          987               13.614453        13,437          10%
            Non-tax Qualified .........................        9,554               13.614453       130,072          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,169               12.885161        15,063          29%(a)
            Non-tax Qualified .........................          520               12.885161         6,700          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................        1,186                9.780523        11,600         (2)%(a)
            Non-tax Qualified .........................        4,341                9.780523        42,457         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................       16,260               12.371310       201,158           5%
            Non-tax Qualified .........................       53,639               12.371310       663,585           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................       31,835               17.479679       556,466          35%
            Non-tax Qualified .........................       80,540               17.479679     1,407,813          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................       15,278               11.220168       171,422           7%
            Non-tax Qualified .........................       31,375               11.220168       352,033           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       16,878               17.117558       288,910          41%
            Non-tax Qualified .........................       15,165               17.117558       259,588          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................       14,384               15.663065       225,298          22%
            Non-tax Qualified .........................       65,942               15.663065     1,032,854          22%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      4,087               12.643267        51,673           3%
            Non-tax Qualified ...........................     32,098               12.643267       405,824           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Non-tax Qualified ...........................        676               14.534982         9,826          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      7,484               10.618109        79,466           0%
            Non-tax Qualified ...........................     10,580               10.618109       112,340           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................     30,426               12.788549       389,104           3%
            Non-tax Qualified ...........................     21,206               12.788549       271,194           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................        898               13.838584        12,427          17%
            Non-tax Qualified ...........................      3,836               13.838584        53,085          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      5,540               14.799960        81,992          21%
            Non-tax Qualified ...........................      8,676               14.799960       128,404          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................     21,775                9.485894       206,555         (4)%
            Non-tax Qualified ...........................     88,782                9.485894       842,177         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      7,431               10.519004        78,167           2%
            Non-tax Qualified ...........................      8,672               10.519004        91,221           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     53,049               10.435669       553,602           3%
            Non-tax Qualified ...........................    206,770               10.435669     2,157,783           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................      4,503               10.258279        46,193           0%
            Non-tax Qualified ...........................     10,846               10.258279       111,261           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................      1,785               14.608445        26,076          19%
            Non-tax Qualified ...........................      1,200               14.608445        17,530          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................        373               20.318124         7,579         103%(a)
            Non-tax Qualified ...........................         63               20.318124         1,280         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      1,206               16.339365        19,705          26%
            Non-tax Qualified ...........................     11,351               16.339365       185,468          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................      6,539               17.213333       112,558          42%
            Non-tax Qualified ...........................      6,103               17.213333       105,053          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................       427               23.075929         9,853          82%
            Non-tax Qualified ............................     7,750               23.075929       178,838          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ............................     5,161               12.450334        64,256         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    23,816               12.644908       301,151           5%
            Non-tax Qualified ............................    35,963               12.644908       454,749           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     5,332               14.602403        77,860          13%
            Non-tax Qualified ............................     8,307               14.602403       121,302          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     3,548               21.358908        75,781          52%
            Non-tax Qualified ............................     7,645               21.358908       163,289          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     5,745               12.552194        72,112           6%
            Non-tax Qualified ............................    27,019               12.552194       339,148           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     1,068               23.879534        25,503          81%
            Non-tax Qualified ............................     1,635               23.879534        39,043          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................     7,034               18.497677       130,113          40%
            Non-tax Qualified ............................    35,537               18.497677       657,352          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     4,550               14.807604        67,375          20%
            Non-tax Qualified ............................    11,754               14.807604       174,049          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     4,785               24.947866       119,376          98%
            Non-tax Qualified ............................     5,229               24.947866       130,452          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       362               11.832203         4,283          19%
            Non-tax Qualified ............................     3,217               11.832203        38,064          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       439                9.918143         4,354         (5)%
            Non-tax Qualified ............................     2,722                9.918143        26,997         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       666               12.460330         8,299           5%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................         631               17.474463        11,026          51%
            Non-tax Qualified ..........................       3,077               17.474463        53,769          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................       1,481               20.695562        30,650          61%
            Non-tax Qualified ..........................       1,853               20.695562        38,349          61%

      Asset fee @ 1.40% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................       6,866               14.553111        99,922          16%
            Non-tax Qualified ..........................       1,803               14.553111        26,239          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................       5,609               19.495801       109,352          62%
            Non-tax Qualified ..........................       2,055               19.495801        40,064          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................       5,362               11.019041        59,084         (2)%
            Non-tax Qualified ..........................       2,563               11.019041        28,242         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................       2,832               16.385550        46,404          28%
            Non-tax Qualified ..........................       4,225               16.385550        69,229          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................      58,371               14.810885       864,526          19%
            Non-tax Qualified ..........................      14,182               14.810885       210,048          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................      19,504               13.605834       265,368          10%
            Non-tax Qualified ..........................       3,244               13.605834        44,137          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................           8                9.777237            78         (2)%(a)
            Non-tax Qualified ..........................         174                9.777237         1,701         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................      12,284               12.363474       151,873           5%
            Non-tax Qualified ..........................       7,210               12.363474        89,141           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................      33,817               17.468631       590,737          35%
            Non-tax Qualified ..........................      11,807               17.468631       206,252          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................       1,729               11.213084        19,387           7%
            Non-tax Qualified ..........................       5,530               11.213084        62,008           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................         730               17.106743        12,488          40%
            Non-tax Qualified ..........................       1,826               17.106743        31,237          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................      13,606               15.653161       212,977          22%
            Non-tax Qualified ..........................       5,351               15.653161        83,760          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................       8,255               12.635267       104,304           3%
            Non-tax Qualified ..........................       2,412               12.635267        30,476           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................       2,247               10.611396        23,844         (1)%
            Non-tax Qualified ..........................         317               10.611396         3,364         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................      31,154               12.780450       398,162           3%
            Non-tax Qualified ..........................      15,231               12.780450       194,659           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................         654               13.829829         9,045          17%
            Non-tax Qualified ..........................       1,566               13.829829        21,658          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ..........................       1,502               14.790595        22,215          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................       5,335                9.479885        50,575         (4)%
            Non-tax Qualified ..........................       2,731                9.479885        25,890         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................       2,780               10.512337        29,224           2%
            Non-tax Qualified ..........................          84               10.512337           883           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................       4,154               10.429048        43,322           3%
            Non-tax Qualified ..........................       1,374               10.429048        14,330           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................         935               10.251777         9,585           0%
            Non-tax Qualified ..........................          68               10.251777           697           0%

         Nationwide SAT -
            Select Advisers Mid Cap Fund:
            Tax Qualified ..............................         871               14.599208        12,716          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................       1,066               16.329040        17,407          26%
            Non-tax Qualified ..........................       1,813               16.329040        29,605          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................       1,566               17.202461        26,939          42%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,853               23.061361        65,794          82%
            Non-tax Qualified ............................       540               23.061361        12,453          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     2,417               12.442449        30,073         (4)%
            Non-tax Qualified ............................       981               12.442449        12,206         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    53,495               12.636905       676,011           5%
            Non-tax Qualified ............................    17,353               12.636905       219,288           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     1,157               14.593171        16,884          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     4,508               21.345408        96,225          52%
            Non-tax Qualified ............................     1,022               21.345408        21,815          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     4,022               12.544255        50,453           6%
            Non-tax Qualified ............................       752               12.544255         9,433           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     2,253               23.864429        53,767          81%
            Non-tax Qualified ............................     2,302               23.864429        54,936          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    11,468               18.485985       211,997          40%
            Non-tax Qualified ............................     6,224               18.485985       115,057          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    16,970               14.798240       251,126          20%
            Non-tax Qualified ............................     5,156               14.798240        76,300          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,166               24.932117        29,071          97%
            Non-tax Qualified ............................       592               24.932117        14,760          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................     2,497               11.824722        29,526          19%
            Non-tax Qualified ............................       221               11.824722         2,613          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       250                9.911855         2,478         (5)%
            Non-tax Qualified ............................       889                9.911855         8,812         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     4,826               12.452445        60,095           5%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURNL(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................       451               17.463426         7,876          51%
            Non-tax Qualified ............................       202               17.463426         3,528          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................       980               20.682481        20,269          61%
            Non-tax Qualified ............................       179               20.682481         3,702          61%

      Asset fee @ 1.45% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       414               14.543892         6,021          16%
            Non-tax Qualified ............................     2,924               14.543892        42,526          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     2,509               19.483474        48,884          62%
            Non-tax Qualified ............................     3,787               19.483474        73,784          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     1,405               11.012072        15,472         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,973               16.375184        81,434          28%
            Non-tax Qualified ............................    12,145               16.375184       198,877          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    24,817               14.801530       367,330          19%
            Non-tax Qualified ............................    33,993               14.801530       503,148          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,035               13.597232        54,865          10%
            Non-tax Qualified ............................     2,220               13.597232        30,186          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................        52                9.773948           508         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,732               12.355641        83,178           5%
            Non-tax Qualified ............................    20,584               12.355641       254,329           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    11,174               17.457597       195,071          35%
            Non-tax Qualified ............................    11,399               17.457597       198,999          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     1,302               11.205978        14,590           7%
            Non-tax Qualified ............................     1,902               11.205978        21,314           7%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................      1,185               17.095933        20,259          40%
            Non-tax Qualified ...........................        320               17.095933         5,471          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................      5,156               15.643260        80,657          22%
            Non-tax Qualified ...........................      2,495               15.643260        39,030          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................        848               12.627255        10,708           3%
            Non-tax Qualified ...........................        635               12.627255         8,018           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      3,235               10.604669        34,306         (1)%
            Non-tax Qualified ...........................      1,697               10.604669        17,996         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,318               12.772360        67,923           3%
            Non-tax Qualified ...........................      8,223               12.772360       105,027           3%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ...........................        230               13.821079         3,179          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      1,409               14.781243        20,827          21%
            Non-tax Qualified ...........................        298               14.781243         4,405          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................      2,805                9.473867        26,574         (4)%
            Non-tax Qualified ...........................     25,195                9.473867       238,694         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      1,761               10.505688        18,501           2%
            Non-tax Qualified ...........................        522               10.505688         5,484           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     17,714               10.422427       184,623           3%
            Non-tax Qualified ...........................      9,674               10.422427       100,827           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................        332               10.245290         3,401           0%
            Non-tax Qualified ...........................        414               10.245290         4,242           0%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      1,671               20.304522        33,929         103%(a)
            Non-tax Qualified ...........................        199               20.304522         4,041         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      2,229               16.318704        36,374          26%
            Non-tax Qualified ...........................        722               16.318704        11,782          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        735               17.191574        12,636          42%
            Non-tax Qualified ...........................        107               17.191574         1,839          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................    4,278               23.046789        98,594          82%
            Non-tax Qualified .............................      909               23.046789        20,950          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    2,281               12.434581        28,363         (4)%
            Non-tax Qualified .............................      644               12.434581         8,008         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................   15,219               12.628895       192,199           5%
            Non-tax Qualified .............................   29,418               12.628895       371,517           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .................................    1,068               14.583938        15,576          13%
            Non-tax Qualified .............................      416               14.583938         6,067          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    1,230               21.331920        26,238          52%
            Non-tax Qualified .............................    1,717               21.331920        36,627          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................    4,900               12.536312        61,428           6%
            Non-tax Qualified .............................    1,254               12.536312        15,721           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,448               23.849355        34,534          81%
            Non-tax Qualified .............................   24,213               23.849355       577,464          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................    3,780               18.474301        69,833          40%
            Non-tax Qualified .............................      167               18.474301         3,085          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,006               14.788879        88,822          20%
            Non-tax Qualified .............................    5,080               14.788879        75,128          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................   15,963               24.916384       397,740          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .................................      175               11.817233         2,068          19%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      576               17.452381        10,053          51%
            Non-tax Qualified .............................      160               17.452381         2,792          51%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Asset fee @ 1.50% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     3,663               14.534695        53,241          16%
            Non-tax Qualified ............................     6,265               14.534695        91,060          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     8,561               19.471172       166,693          62%
            Non-tax Qualified ............................    26,531               19.471172       516,590          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,088               11.005082        33,984         (2)%
            Non-tax Qualified ............................     4,545               11.005082        50,018         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,710               16.364824        77,078          28%
            Non-tax Qualified ............................     6,899               16.364824       112,901          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    23,916               14.792159       353,769          19%
            Non-tax Qualified ............................   161,203               14.792159     2,384,540          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,670               13.588614        63,459          10%
            Non-tax Qualified ............................    13,830               13.588614       187,931          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       836                9.770666         8,168         (2)%(a)
            Non-tax Qualified ............................       709                9.770666         6,927         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,909               12.347825        85,311           5%
            Non-tax Qualified ............................    22,337               12.347825       275,813           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    14,697               17.446540       256,412          35%
            Non-tax Qualified ............................    48,559               17.446540       847,187          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     5,498               11.198884        61,571           6%
            Non-tax Qualified ............................     5,829               11.198884        65,278           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................     5,314               17.085125        90,790          40%
            Non-tax Qualified ............................     5,076               17.085125        86,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................    13,326               15.633362       208,330          22%
            Non-tax Qualified ............................    46,095               15.633362       720,620          22%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................     1,253               12.619265        15,812           3%
            Non-tax Qualified ............................    10,842               12.619265       136,818           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................     1,182               10.597955        12,527         (1)%
            Non-tax Qualified ............................     5,274               10.597955        55,894         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     8,204               12.764281       104,718           3%
            Non-tax Qualified ............................    21,195               12.764281       270,539           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     3,142               13.812331        43,398          17%
            Non-tax Qualified ............................       506               13.812331         6,989          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ............................     2,864               14.771891        42,307          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       594                9.467860         5,624         (4)%
            Non-tax Qualified ............................    15,319                9.467860       145,038         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     1,397               10.499020        14,667           2%
            Non-tax Qualified ............................     4,971               10.499020        52,191           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    27,321               10.415808       284,570           3%
            Non-tax Qualified ............................    71,293               10.415808       742,574           3%

        Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified ............................       510               10.238786         5,222           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................        95               14.580726         1,385          19%
            Non-tax Qualified ............................       828               14.580726        12,073          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................    15,068               20.297724       305,846         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     1,330               16.308373        21,690          26%
            Non-tax Qualified ............................    12,715               16.308373       207,361          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     1,878               17.180698        32,265          42%
            Non-tax Qualified ............................     5,539               17.180698        95,164          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,548               23.032196        58,686          82%
            Non-tax Qualified ............................    14,951               23.032196       344,354          82%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    6,036               12.426696        75,008         (5)%
            Non-tax Qualified .............................      415               12.426696         5,157         (5)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................    4,117               12.620906        51,960           5%
            Non-tax Qualified .............................   13,709               12.620906       173,020           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................    4,796               14.574691        69,900          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    2,024               21.318413        43,148          52%
            Non-tax Qualified .............................    5,716               21.318413       121,856          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................       14               12.528364           175           6%
            Non-tax Qualified .............................    3,727               12.528364        46,693           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,951               23.834283        46,501          81%
            Non-tax Qualified .............................   21,397               23.834283       509,982          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................   10,109               18.462618       186,639          40%
            Non-tax Qualified .............................   11,501               18.462618       212,339          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,327               14.779520        93,510          20%
            Non-tax Qualified .............................   11,838               14.779520       174,960          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................      338               24.900624         8,416          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified .............................      296               11.809742         3,496          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified .............................      414                9.899304         4,098         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified .................................    1,414               10.045034        14,204           0%(a)
            Non-tax Qualified .............................    3,685               10.045034        37,016           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Tax Qualified .................................      390                9.916014         3,867         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified .................................      208                9.881888         2,055         (1)%(a)
            Non-tax Qualified .............................      638                9.881888         6,305         (1)%(a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .................................       88               12.436688         1,094           5%
            Non-tax Qualified .............................    3,500               12.436688        43,528           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      455               17.441358         7,936          51%
            Non-tax Qualified .............................    1,102               17.441358        19,220          51%

      Asset fee @ 1.55% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified .............................      175               19.458849         3,405          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .................................    3,076               10.998104        33,830         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .................................       90               16.354471         1,472          28%
            Non-tax Qualified .............................       90               16.354471         1,472          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .................................    2,465               14.782794        36,440          19%
            Non-tax Qualified .............................    1,115               14.782794        16,483          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Non-tax Qualified .............................      337               13.580004         4,576          10%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,679               12.339995        33,059           5%
            Non-tax Qualified .............................    3,242               12.339995        40,006           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................    2,316               17.435504        40,381          35%
            Non-tax Qualified .............................      405               17.435504         7,061          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Non-tax Qualified .............................      718               11.191773         8,036           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified .............................      190               17.074312         3,244          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    3,468               15.623458        54,182          22%
            Non-tax Qualified .............................      873               15.623458        13,639          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    3,980               12.611273        50,193           3%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     4,822               12.756184        61,510           3%
            Non-tax Qualified ............................     1,555               12.756184        19,836           3%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................     2,000               14.762540        29,525          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       139                9.461864         1,315         (4)%
            Non-tax Qualified ............................       426                9.461864         4,031         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       327               10.492359         3,431           2%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     2,028               14.571500        29,551          19%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        69               23.017640         1,588          82%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................     7,634               12.612898        96,287           5%
            Non-tax Qualified ............................       582               12.612898         7,341           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................     1,377               14.565469        20,057          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     1,708               21.304943        36,389          52%
            Non-tax Qualified ............................       235               21.304943         5,007          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ............................       293               12.520433         3,668           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       144               23.819210         3,430          81%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     3,469               14.770155        51,238          20%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       366               12.428801         4,549           5%

      Asset fee @ 1.60% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        15               19.446544           292          61%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Non-tax Qualified ............................       160               16.344103         2,615          28%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Dreyfus Stock Index Fund:
            Non-tax Qualified ............................     1,231               14.773416        18,186          19%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Non-tax Qualified ............................     1,135               17.424460        19,777          35%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,104               12.748099        14,074           3%

         Nationwide SAT -
         Government Bond Fund:
            Non-tax Qualified ............................       213                9.455873         2,014         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       131               10.485712         1,374           2%

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        68               16.287722         1,108          26%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        74               23.003080         1,702          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,078               18.439240        19,878          39%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................        78               17.419297         1,359          51%

      Asset fee @ 1.65% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       158               14.507084         2,292          16%
            Non-tax Qualified ............................     3,473               14.507084        50,383          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     1,878               19.434239        36,498          61%
            Non-tax Qualified ............................       469               19.434239         9,115          61%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,221               10.984159        35,380         (2)%
            Non-tax Qualified ............................     1,409               10.984159        15,477         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     6,744               16.333747       110,155          28%
            Non-tax Qualified ............................       779               16.333747        12,724          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     4,680               14.764046        69,096          19%
            Non-tax Qualified ............................     5,396               14.764046        79,667          19%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .................................       75               13.562791         1,017          10%
            Non-tax Qualified .............................      234               13.562791         3,174          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Non-tax Qualified .............................      594                9.760781         5,798         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    3,726               12.324339        45,920           5%
            Non-tax Qualified .............................    6,993               12.324339        86,184           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   23,480               17.413426       408,867          35%
            Non-tax Qualified .............................   30,916               17.413426       538,353          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,133               11.177582        23,842           6%
            Non-tax Qualified .............................    1,087               11.177582        12,150           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................      594               17.052691        10,129          40%
            Non-tax Qualified .............................      277               17.052691         4,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    1,471               15.603664        22,953          22%
            Non-tax Qualified .............................   12,941               15.603664       201,927          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    1,795               12.595275        22,609           2%
            Non-tax Qualified .............................    3,112               12.595275        39,196           2%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      388               14.479873         5,618          27%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    1,116               10.577794        11,805         (1)%
            Non-tax Qualified .............................       60               10.577794           635         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................    8,335               12.740010       106,188           3%
            Non-tax Qualified .............................   11,336               12.740010       144,421           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................       32               13.786084           441          17%
            Non-tax Qualified .............................      658               13.786084         9,071          17%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   10,206                9.449856        96,445         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified .............................    1,098               10.479056        11,506           1%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................    3,546               10.395950        36,864           3%
            Non-tax Qualified .............................   10,669               10.395950       110,914           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified .............................    1,554               10.219313        15,881           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................      120               14.553031         1,746          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .................................      872               16.277398        14,194          26%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................      228               22.988509         5,241          82%
            Non-tax Qualified .............................      428               22.988509         9,839          82%
         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified .............................      195               12.403079         2,419         (5)%
         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................      495               12.596911         6,235           5%
            Non-tax Qualified .............................    1,567               12.596911        19,739           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................      156               14.547000         2,269          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................      271               21.277954         5,766          51%
            Non-tax Qualified .............................      256               21.277954         5,447          51%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................      380               12.504542         4,752           6%
            Non-tax Qualified .............................      845               12.504542        10,566           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    3,311               23.789077        78,766          81%
            Non-tax Qualified .............................    2,068               23.789077        49,196          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................      235               18.427568         4,330          39%
            Non-tax Qualified .............................    1,733               18.427568        31,935          39%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................   17,731               14.751442       261,558          20%
            Non-tax Qualified .............................    1,074               14.751442        15,843          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................       616               24.853443        15,310          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       423               11.787279         4,986          19%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     1,948               10.037475        19,553           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       750                9.908553         7,431         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       432                9.874460         4,266         (1)%(a)

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................       531               17.408242         9,244          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Non-tax Qualified ............................        23               20.617144           474          61%

      Asset fee @ 1.70% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................        48               10.894734           523           9%
            Non-tax Qualified ............................       169               10.894734         1,841           9%

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        48               15.314929           735          53%

         American Century VP -
         American Century VP Value:
            Non-tax Qualified ............................        49                8.780117           430        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................       256               11.868131         3,038          19%
            Non-tax Qualified ............................       330               11.868131         3,916          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     2,986               10.794215        32,232           8%
            Non-tax Qualified ............................       508               10.794215         5,483           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................       584               10.184154         5,948           2%
            Non-tax Qualified ............................        38               10.184154           387           2%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       305                9.309967         2,840         (7)%
            Non-tax Qualified ............................       459                9.309967         4,273         (7)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................     5,243               12.322268        64,606          23%
            Non-tax Qualified ............................       474               12.322268         5,841          23%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified ............................       254               13.058898         3,317          31%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................     2,571               11.278366        28,997          13%
            Non-tax Qualified ............................       455               11.278366         5,132          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       122                9.869824         1,204         (1)%
            Non-tax Qualified ............................        68                9.869824           671         (1)%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................        77                9.481422           730         (5)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................       110                9.707627         1,068         (3)%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ............................       102               10.778958         1,099           8%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................       599               10.209430         6,115           2%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................        12               20.270503           243         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        20               11.697140           234          17%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................       237               14.124755         3,348          41%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................         5               14.658438            73          47%
            Non-tax Qualified ............................       121               14.658438         1,774          47%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................       298                9.851989         2,936         (1)%
            Non-tax Qualified ............................       146                9.851989         1,438         (1)%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................        22                9.968645           219           0%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................        19               15.264119           290          53%
            Non-tax Qualified ............................        99               15.264119         1,511          53%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ..............................      23                9.504551           219         (5)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................     429               16.070617         6,894          61%
            Non-tax Qualified ..............................      15               16.070617           241          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................     485               12.759449         6,188          28%
            Non-tax Qualified ..............................     176               12.759449         2,246          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................   2,487               10.784586        26,821           8%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified ..............................      16               15.596564           250          56%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified ..............................      23                9.987144           230           0%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ..............................     125                9.340613         1,168         (7)%

      Asset fee @ 1.75% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..................................     375               10.891060         4,084           9%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..................................     132                8.777154         1,159        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..................................     194               11.864126         2,302          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ..................................     820               10.790571         8,848           8%
            Non-tax Qualified ..............................   1,372               10.790571        14,805           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..................................     192               10.180717         1,955           2%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..................................     205               12.318116         2,525          23%
            Non-tax Qualified ..............................   7,228               12.318116        89,035          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..................................     153               11.274564         1,725          13%
            Non-tax Qualified ..............................     625               11.274564         7,047          13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       133                9.866489         1,312         (1)%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................       191               10.775320         2,058           8%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       235                9.731842         2,287         (3)%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................     3,456               10.205942        35,272           2%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................     1,202               14.120006        16,972          41%

         Nationwide SAT - Total Return Fund:
            Non-tax Qualified ............................     1,503                9.848668        14,803         (2)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       424               16.065210         6,812          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................       183               12.755147         2,334          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................        41               10.780952           442           8%
            Non-tax Qualified ............................       504               10.780952         5,434           8%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified ............................     1,471                9.009528        13,253        (10)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................        53                9.337456           495         (7)%

      Asset fee @ 1.80% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     2,334               10.887381        25,411           9%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     2,591               11.860138        30,730          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     3,195               10.786928        34,464           8%
            Non-tax Qualified ............................     1,636               10.786928        17,647           8%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       646                9.303685         6,010         (7)%
            Non-tax Qualified ............................     3,863                9.303685        35,940         (7)%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                  ANNUAL
                                                             UNITS                UNIT VALUE                     RETURN(b)
                                                           ---------              -----------                    ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................      5,519               12.313961          67,961          23%
            Non-tax Qualified ...........................        268               12.313961           3,300          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................        378               11.270766           4,260          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      1,929                9.863165          19,026          (1)%
            Non-tax Qualified ...........................        311                9.863165           3,067          (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      3,065                9.701077          29,734          (3)%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        308               14.115240           4,347          41%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................        995                8.542404           8,500         (15)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ...............................         30                9.845340             295          (2)%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,062               12.750840          64,545          28%
            Non-tax Qualified ...........................        270               12.750840           3,443          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Non-tax Qualified ...........................      1,312               10.777319          14,140           8%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Initial funding by depositor ................    100,000               20.501257       2,050,126         105%(a)

         Victory VIF - Diversified Stock Fund -
         Class A:
            Initial funding by depositor ................    100,000               10.120885       1,012,088           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Initial funding by depositor ................    100,000               10.020857       1,002,086           2%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Initial funding by depositor ................    100,000                9.956513         995,651          (4)%(a)
                                                           =========              ==========  --------------

      Reserves for annuity contracts in payout phase:
            Non-tax qualified ...........................                                             17,085
                                                                                              --------------
                                                                                              $6,530,166,060
                                                                                              ==============

(a) Non-annualized. The return was computed for the period 9/27/99, 5/03/99, 5/03/99, 7/01/99, 7/01/99 and 7/01/99 (effective dates) through 12/31/99 for Dreyfus VIF - European Equities Fund, Federated Insurance Series:
     Federated Quality Bond Fund II, Nationwide SAT - Select Advisors Small Cap Growth Fund, Victory VIF - Diversified Stock Fund - Class A, Victory VIF - Investment Quality Bond Fund - Class A and Victory VIF - Small Company Opportunity Fund - Class A, respectively.

(b) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:
                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account-9:


                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                               Statements of Operations for the years ended
                               December 31, 1999 and 1998.

                               Statements of Contract Owners' Equity for the years ended December 31, 1999 and 1998

                               Notes to Financial Statements.


                           Nationwide Life Insurance Company and subsidiaries:


                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 1999 and 1998.

                               Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.


                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits



                     (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                     (2)    Not Applicable

                     (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Attached hereto.

                     (4) The form of the variable annuity contract - Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

                     (5) Variable Annuity Application - Filed previously with initial registration statement and hereby incorporated by reference.

                     (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

                     (7)    Not Applicable

                     (8)    Not Applicable

                     (9) Opinion of Counsel - Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

                     (10)   Not Applicable

                     (11)   Not Applicable

                     (12)   Not Applicable

                     (13) Performance Advertising Calculation Schedule - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR


                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107



                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025


                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110


                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986


                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215


                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215



                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215



                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215


                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215


                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215


                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          David K. Hollingsworth                         Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                   Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing



Item 26.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE

                DEPOSITOR OR REGISTRANT.

              *      Subsidiaries for which separate financial statements are
                     filed
              **     Subsidiaries included in the respective consolidated
                     financial statements
              ***    Subsidiaries included in the respective group financial
                     statements filed for unconsolidated subsidiaries
              ****   other subsidiaries

       ------------------------------------- ------------------------- ------------------ ----------------------------------------
                       COMPANY                   STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                   ORGANIZATION           SECURITIES
                                                                         (SEE ATTACHED
                                                                         CHART UNLESS
                                                                           OTHERWISE
                                                                          INDICATED)
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       The 401(k) Companies, Inc.            Texas                                        Holding Company
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       The 401(k) Company                    Texas                                        Third-party administrator for 401(k)
                                                                                          plans
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       401(k) Investment Advisors, Inc.      Texas                                        Investment advisor registered with the
                                                                                          SEC
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       401(k) Investments Services, Inc.     Texas                                        NASD registered broker-dealer
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Affiliate Agency, Inc.                Delaware                                     Insurance agency marketing life
                                                                                          insurance & annuity products through
                                                                                          financial institutions
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Affiliate Agency of Ohio, Inc.        Ohio                                         Insurance agency marketing life
                                                                                          insurance & annuity products through
                                                                                          financial institutions
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       AID Finance Services, Inc.            Iowa                                         Holding Company
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       ALLIED General Agency Company         Iowa                                         Managing general agent and surplus
                                                                                          lines broker for property & casualty
                                                                                          insurance products
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       ALLIED Group, Inc.                    Iowa                                         Property & casualty holding company
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       ALLIED Group Insurance Marketing      Iowa                                         Direct marketer for property and
       Company                                                                            casualty insurance products
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       ALLIED Group Merchant Banking         Iowa                                         Broker-Dealer
       Corporation
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       ALLIED Property and Casualty Insura   Iowa                                         Underwrites general property &
       Company                                                                            casualty insurance
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Allnations, Inc.                      Ohio                                         Promotes international cooperative
                                                                                          insurance organizations
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       AMCO Insurance Company                Iowa                                         Underwrites general property &
                                                                                          casualty insurance
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       American Marine Underwriters, Inc.    Florida                                      Underwriting manager for ocean cargo
                                                                                          and bulk insurance
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Auto Direkt Insurance Company         Germany                                      Insurance Company
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Cal-Ag Insurance services, Inc.       California                                   Captive insurance brokerage firm
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       CalFarm Insurance Agency              California                                   Former marketing company for
                                                                                          traditional agent producers of CalFarm
                                                                                          Insurance Company
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       CalFarm Insurance Company             California                                   Multi-line insurance company
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Caliber Funding                       Delaware                                     A limited purpose corporation
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Colonial County Mutual Insurance      Texas                                        Insurance Company
       Company
       ------------------------------------- ------------------------- ------------------ ----------------------------------------
       Columbus Insurance Brokerage and      Germany                                      General service insurance broker
       Service GmbH
       ------------------------------------- ------------------------- ------------------ ----------------------------------------

       ---------------------------------------- ------------------------- ------------------ --------------------------------------
                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                             insurance
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       F&B, Inc.                                Iowa                                         Insurance Agency
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
       of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                             financial institutions
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
       of Ohio, Inc.                                                                         annuity products through financial
                                                                                             institutions
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
       of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                             institutions
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
       of Texas, Inc.                                                                        annuity products through financial
                                                                                             institutions
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property & casualty brokerage services
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through

                                                                                             financial institutions
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail
       ---------------------------------------- ------------------------- ------------------ --------------------------------------


       ---------------------------------------- ------------------------- ------------------ --------------------------------------
                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company
       ---------------------------------------- ------------------------- ------------------ --------------------------------------
       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Midwest Printing Services, Ltd.          Iowa                                         General printing services
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Morley & Associates, Inc.                Oregon                                       Insurance brokerage
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Morley Financial Services, Inc.          Oregon                                       Holding Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       **National Casualty Company              Wisconsin                                    Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       National Casualty Company of America,    England                                      Insurance Company
       Ltd.
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       **Nationwide Agency, Inc.                Ohio                                         Insurance Agency
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
       Company                                                                               primarily to agricultural business
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                             arena development
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Cash Management Company       Ohio                                         Investment Securities Agent
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------


       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Assignment Company  Ohio                                         An assignment company to administer
                                                                                             structured settlement business
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Institution         Delaware                                     Insurance Agency
       Distributors Agency, Inc.
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Institution         New Mexico                                   Insurance Agency
       Distributors Agency, Inc. of New Mexico
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Institution         Massachusetts                                Insurance Agency
       Distributors Agency, Inc. of
       Massachusetts
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities & uses proceeds to acquire
                                                                                             debentures
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities & uses proceeds to acquire
                                                                                             debentures
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Foundation                    Ohio                                         Not-for profit corporation
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
       Luxembourg Branch                        Luxembourg                                   insurance
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------

       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
       Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                             operations
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
       Inc.
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                             underwriting manager
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       **Nationwide Life and Annuity            Ohio                                         Life Insurance Company
       Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       **Nationwide Life Insurance Company      Ohio                                         Life Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
       Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------

       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Property and Casualty         Ohio                                         Insurance Company
       Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------

       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Neckura Insurance Company                Germany                                      Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Neckura Life Insurance Company           Germany                                      Life and health insurance company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             & nonprofit industries
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality & entertainment industries
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings, Inc.
                                                                                             with European operations and marketing
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------

       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Premier Agency, Inc.                     Iowa                                         Insurance Agency
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             -------------------------------------
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Scottsdale Indemnity Company             Ohio                                         Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Scottsdale Insurance Company             Ohio                                         Insurance Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Villanova Capital, Inc.                  Delaware                                     Holding Company
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------
       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance
       ---------------------------------------- ------------------------- ------------------ ---------------------------------------

    --------------------------------------------------------------------------------------------------------------------------------
                        COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION          (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE INDICATED
    --------------------------------------------------------------------------------------------------------------------------------
     *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
    --------------------------------------------------------------------------------------------------------------------------------
         Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

    --------------------------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------------------------
                        COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION          (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE INDICATED
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies
    --------------------------------------------------------------------------------------------------------------------------------
         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VL Separate Account-D                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
    --------------------------------------------------------------------------------------------------------------------------------
     *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
    --------------------------------------------------------------------------------------------------------------------------------
         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
    --------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2000 was 0 and 1, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.


                 (b) NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                                               Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                                                 Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                                          Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------


                 (b) NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------




              (c)
------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                  KPMG LLP


Columbus, Ohio

April 26, 2000

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 26th day of April, 2000.

                                         NATIONWIDE VARIABLE ACCOUNT-9
                                  --------------------------------------------
                                                (Registrant)
                                       NATIONWIDE LIFE INSURANCE COMPANY
                                  --------------------------------------------
                                                (Depositor)

                                            By/s/STEVEN SAVINI, ESQ.
                                  --------------------------------------------
                                               Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 26th day of April, 2000.



               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                      By /s/ STEVEN SAVINI, ESQ.
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                         Steven Savini, Esq.

ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas
